AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 29, 2003

                                                              File No. 033-42484
                                                              File No. 811-06400
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. [68]    /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. [69]            /X/

                         THE ADVISORS' INNER CIRCLE FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------
                                  James F. Volk
                               C/o SEI Corporation
                            Oaks, Pennsylvania 19456
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                          Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                        Morgan, Lewis & Bockius LLP
1701 Market Street                                 1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                   Washington, DC 20004

    It is proposed that this filing become effective (check appropriate box)
    ------------------------------------------------------------------------
              / / Immediately upon filing pursuant to paragraph (b)
              / / On [date] pursuant to paragraph (b)
              /X/ 60 days after filing pursuant to paragraph (a)(1)
              / / 75 days after filing pursuant to paragraph (a)(2)
              / / on [date] pursuant to paragraph (a) of Rule 485
              -----------------------------------------------------

                          CHARTWELL LARGE CAP CORE FUND
                    (FORMERLY CHARTWELL LARGE CAP VALUE FUND)
                         CHARTWELL SMALL CAP VALUE FUND

                               INVESTMENT ADVISOR:
                          CHARTWELL INVESTMENT PARTNERS

                         THE ADVISORS' INNER CIRCLE FUND


                         INSTITUTIONAL CLASS PROSPECTUS
                                  MARCH 1, 2004




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND HISTORY..................................................................X
FUND OVERVIEW ................................................................X
         Investment Objectives................................................X
         Principal Investment Strategies......................................X
         Overview of Risks of Investing.......................................X
         Who May Want to Invest...............................................X
PERFORMANCE ..................................................................X
FEES AND EXPENSES ............................................................X
INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS.........................X
MANAGEMENT OF THE FUNDS.......................................................X
         The Advisor..........................................................X
         The Portfolio Managers...............................................X
ACCOUNT INFORMATION...........................................................X
         When the Funds' Shares are Priced....................................X
         How the Funds' Shares are Priced.....................................X
HOW TO INVEST ................................................................X
         Opening a New Account................................................X
         How to Make Purchases................................................X
         Selling Your Shares..................................................X
         Other Policies.......................................................X
EARNINGS AND TAXES............................................................X
         Dividends and Distributions..........................................X
         Taxes    ............................................................X
MULTIPLE CLASS INFORMATION....................................................X
FINANCIAL HIGHLIGHTS..........................................................X

This Prospectus sets forth basic information about the Institutional Class of the Funds that you should know before investing. It should be read and retained for future reference.

More detailed information on all subjects covered in this prospectus is contained in the Funds' Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares.

                                  FUND HISTORY

Each of the Funds has been established as part of a reorganization that was completed on December 9, 2002 ("Reorganization"). As a result of the Reorganization, the Chartwell Large Cap Core Fund and Chartwell Small Cap Value Fund became the successors to the Advisors Series Trust Chartwell Large Cap Core Fund and Advisors Series Trust Chartwell Small Cap Value Fund, respectively (each a "Predecessor Fund" and, collectively, the "Predecessor Funds"). Each Fund is the successor to its corresponding Predecessor Fund's performance and financial history, and the "Performance" section for each Fund reflects the historical performance of the corresponding Predecessor Fund for the periods presented prior to the Reorganization. Each Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding Predecessor Fund, although each Fund has different fee and expense arrangements. The Funds are managed by Chartwell Investment Partners ("Advisor"), the investment advisor that managed the Predecessor Funds.


                                  FUND OVERVIEW

INVESTMENT OBJECTIVES

Each Fund's investment objective is growth of capital, with a secondary objective to provide current income.

PRINCIPAL INVESTMENT STRATEGIES

LARGE CAP CORE FUND: Under normal market conditions, this Fund will invest at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of large companies, which are defined as companies with a market capitalization of $1 billion or more. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of large companies without 60 days' written notice to shareholders.


The Fund's Advisor applies proprietary valuation screens, focusing on ratios such as price to earnings, price to cash flow, price to sales and price to book to identify inexpensive, yet financially strong companies that the Advisor believes exhibit an improved fundamental outlook. The Fund's Advisor then conducts fundamental analysis to independently assess a company's intrinsic value. In addition, the Advisor seeks equity securities of companies that it believes have had or are undergoing a major fundamental change or other catalyst, which is likely to spark greater market interest in the company and its equity securities. Overall sector review of the portfolio is also performed in an attempt to further control portfolio risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs for the Fund and higher capital gains taxes for taxable investors.


SMALL CAP VALUE FUND: Under normal market conditions, this Fund will invest at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of smaller companies, which are defined as companies with a market capitalization between $100 million and $2.5 billion. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of smaller companies without 60 days' written notice to shareholders.

The Fund's Advisor analyzes companies within this capitalization range and identifies reasonably-priced smaller companies which are at the lower end of their historical valuation ranges. The Advisor looks for companies with strong business prospects and potential change factors that are likely to increase the market's interest in the stock.

Under normal market conditions, each Fund will stay as fully invested as possible. Both U.S. and foreign stocks may be purchased by the Funds. Foreign stocks will be U.S. dollar-denominated.

OVERVIEW OF RISKS OF INVESTING

You may lose money by investing in the Funds. Other principal risks you should consider include:

EQUITY SECURITY RISK - Since both Funds invest in equity securities, the Funds are subject to the risk that prices of equity securities will fall over short or extended periods of time.

MARKET DECLINE - A company's stock price or the overall stock market may experience a sudden decline.

SMALL COMPANY RISK - The Small Cap Value Fund invests in equity securities of smaller companies. Equity securities of smaller companies may involve greater volatility and liquidity risks.

FOREIGN SECURITY RISK - Both Funds may invest in U.S. dollar-denominated equity securities of foreign companies. Equity securities of foreign companies may involve greater volatility and political and economic risks.

WHO MAY WANT TO INVEST

The Funds are intended for investors who:

o Are willing to hold their shares for a long period of time;
o Are diversifying their investment portfolio by investing in a mutual fund that concentrates in large-cap companies or small-cap companies; and/or
o Are willing to accept higher short-term risk in exchange for a higher potential for a long-term total return.

                                   PERFORMANCE

The following bar chart and performance table reflect historical performance data for each Fund. The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Funds. The performance shown in the following bar charts and performance tables represents the performance of the Predecessor Funds for the periods prior to December 9, 2002. Of course, the Funds' past performance shown does not necessarily indicate how either Fund will perform in the future.

LARGE CAP CORE FUND

This bar chart shows the changes in the performance of Institutional Class shares of the Large Cap Core Fund from calendar year to calendar year.

2003:   X.XX%
2002: -23.40%
2001:  -5.80%
2000:   9.99%

During the period of time displayed in the bar chart above for the Large Cap Core Fund and the Predecessor Fund, the best quarter was XX/XX/XX, up X.XX% and the worst quarter was XX/XX/XX, down (X.XX)%.

The table below compares the Fund's average annual total returns for the Institutional Class shares for the periods ended December 31, 2003, on a before-tax and after-tax basis, to those of the S&P 500 Index.


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003

                                                      1 Year    Since Inception*
                                                      ------    ----------------

Large Cap Core Fund
    Return Before Taxes                               X.XX%     X.XX%
    Return After Taxes on Distributions**             X.XX%     X.XX%
    Return  After Taxes on Distributions and          X.XX%     X.XX%
       Sale of Shares**
S&P 500 Index (reflects no fees, expenses, or         X.XX%     X.XX%
    taxes)***

* The inception date of the Institutional Class shares of the Predecessor Fund was October 1, 1999.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large U.S. companies.

SMALL CAP VALUE FUND

This bar chart shows the changes in the performance of Institutional Class shares of the Small Cap Value Fund from calendar year to calendar year.

2003:     X.XX%
2002:   -12.43%
2001:    13.25%


During the period of time displayed in the bar chart above for the Small Cap Value Fund and the Predecessor Fund, the best quarter was XX/XX/XX, up X.XX% and the worst quarter was XX/XX/XX, down (X.XX)%.

The table below compares the Fund's average annual total returns for the Institutional Class shares for the periods ended December 31, 2003, on a before-tax and after-tax basis, to those of the S&P 500 Index, Russell 1000 Value Index and Lipper Small Cap Value Fund Average.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER  31, 2003

                                                      1 Year    Since Inception*
                                                      ------    ----------------

Small Cap Value Fund
    Return Before Taxes                               X.XX%     X.XX%
    Return After Taxes on Distributions**             X.XX%     X.XX%
    Return After Taxes on Distributions and           X.XX%     X.XX%
       Sale of Shares**
S&P 500 Index (reflects no fees, expenses, or         X.XX%     X.XX%
    taxes)***
The Russell 2000 Value Index (reflects no fees,       X.XX%     X.XX%
    expenses, or taxes)****
Lipper Small Cap Value Fund Average (reflects no      X.XX%     X.XX%
    fees, expenses, or taxes)*****

* The inception date of the Institutional Class shares of the Predecessor Fund was October 1, 1999.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large U.S. companies.
**** The Russell 1000 Value Index is market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 companies included in the Russell 3000, which includes 3,000 of the largest U.S. companies based on total market capitalization.
***** The Lipper Small Cap Value Fund Average represents an average of small-cap value funds with similar investment objectives as the Small Cap Value Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT) ................. None

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               Large Cap Core Fund    Small Cap Value Fund
                                               -------------------    --------------------

Investment Advisory Fees                              0.50%                   0.80%
Other Expenses                                        X.XX%                   X.XX%
Total Fund Operating Expenses                         X.XX%                   X.XX%
Fee Reduction and/or Expense Reimbursement            X.XX%                   X.XX%
Net Expenses*                                         X.XX%                   X.XX%

* The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund for an indefinite period to insure that Total Annual Fund Operating Expenses of Institutional Class shares do not exceed 0.75% for the Large Cap Core Fund and 1.10% for the Small Cap Value Fund. This contract may only be terminated with the approval of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Institutional Class shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 year             3 years           5 years            10 years
                                       ------             -------           -------            --------
Large Cap Core Fund                     $XXX               $XXX               $XXX               $XXX
Small Cap Value Fund                    $XXX               $XXX               $XXX               $XXX


              INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS

Each Fund's investment objective is growth of capital, with income as a secondary objective.


The LARGE CAP CORE FUND invests at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of large companies, which are defined as companies with a market capitalization of $1 billion or more. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of large companies without 60 days' written notice to shareholders. The Fund's Advisor applies proprietary valuation screens, focusing on ratios such as price to earnings, price to cash flow, price to sales and price to book to identify inexpensive, yet financially strong companies that the Advisor believes exhibit an improved fundamental outlook. The Fund's Advisor then conducts fundamental analysis to independently assess a company's intrinsic value. In addition, the Advisor seeks equity securities of companies which have or are undergoing a major fundamental change or other catalyst, which is likely to spark greater market interest in the company and its equity securities. Overall sector review of the portfolio is also performed in an attempt to further control portfolio risk.

In reviewing securities for a possible sale, the Advisor looks at factors such as valuation at the high end of a company's historical range, deteriorating fundamentals, or a change in the factors that were part of the original buy decision.


The SMALL CAP VALUE FUND invests at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of smaller companies, which are defined as companies with a market capitalization between $100 million and $2.5 billion. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of smaller companies without 60 days' written notice to shareholders. This group of equity securities is screened first for factors such as sufficient liquidity and adequate data availability. In addition, these equity securities are screened for a valuation discount to that of the Russell 2000 Index, a well known index of 2,000 smaller U.S. companies.

The Advisor then analyzes company histories to identify those equity securities that are priced at the lower end of their historical valuation ranges. The Advisor's research then concentrates on multiple valuation measures along with historical return, margin, balance sheet and growth data. In addition, the Advisor makes an effort to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. The Advisor then evaluates company business prospects in an attempt to isolate equity securities it believes are undervalued and have potential for appreciation, as opposed to those which are merely inexpensive and it believes do not hold much real value based on simple valuation measures such as price-to-earnings ratios. As is the case with the Large Cap Core Fund, the Advisor also seeks equity securities of companies which have had or are undergoing a major fundamental change, which is likely to spark greater market interest in the company and its equity securities.

Factors the Advisor considers in determining when to sell equity securities include valuation at the high end of a company's historical range, deteriorating fundamentals, or a change in the factors that were part of the original buy decision. A change in the market capitalization of an equity security outside of the large or small cap ranges defined in this prospectus would not necessarily cause the Advisor to sell the equity securities.

DEFENSIVE INVESTMENTS. Although each Fund will normally stay fully invested, it is possible that a Fund may invest up to 100% of its assets in cash, cash equivalents, and high quality, short-term debt securities and money market instruments for temporary defensive purposes. During such a period, a Fund may not be pursuing its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

These are the principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

EQUITY SECURITIES RISK. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause its net asset value to fluctuate. An investment in a portfolio of equity securities, such as the Funds, may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

SMALLER COMPANIES RISK. The Small Cap Value Fund may invest in smaller companies. Investing in such companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Stocks of these companies may have limited market liquidity and their prices may be more volatile.

FOREIGN SECURITIES RISK. Both Funds may invest in U.S. dollar-denominated securities of foreign companies. Investing in foreign securities may involve greater risks, including (1) economic and political instability, (2) less publicly available information, (3) less strict auditing and financial reporting requirements, (4) currency fluctuations, (5) less governmental supervision and regulation of securities markets and (6) greater possibility of not being able to sell securities on a timely basis.


                             MANAGEMENT OF THE FUNDS

THE ADVISOR

The Funds' Advisor, Chartwell Investment Partners, provides individual and institutional investment management services to clients with assets of approximately $XX billion. The Advisor's address is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312. The Advisor is responsible for formulating and implementing the Funds' investments. The Advisor furnishes the Funds with office space and certain administrative services. As compensation for the services it receives, the Large Cap Core Fund pays the Advisor a monthly advisory fee at the annual rate of 0.50% of its average daily net assets and the Small Cap Value Fund pays a monthly fee at the annual rate of 0.80% of its average daily net assets. For the fiscal period ended October 31, 2003, the Large Cap Core Fund paid __% and the Small Cap Value Fund paid __% of its average daily net assets in advisory fees to the Advisor.


THE PORTFOLIO MANAGERS

LARGE CAP CORE FUND. Mr. George H. Burwell, CFA is principally responsible for the day-to-day management of this Fund's portfolio. Mr. Burwell is a Partner and Senior Portfolio Manager of the Advisor. Prior to joining the Advisor, Mr. Burwell was Vice President and Senior Portfolio Manager at Merrill Lynch Investment Management from 1999 to 2001 and Senior Portfolio Manager at Delaware Investments from 1992 to 1999.

The information set forth below represents the performance of various other mutual funds and private accounts managed by Mr. Burwell in a manner substantially similar to that of the Large Cap Core Fund. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Large Cap Core Fund. Each table compares the average annual total returns of other mutual funds and private accounts managed by Mr. Burwell to the S&P 500 Index, an unmanaged index generally representative of the market for stocks of large U.S. companies.

The performance information shown below from January 1, 1994 through March 31, 1999 is the performance of the Devon Fund, a registered mutual fund managed principally by Mr. Burwell while at Delaware Investment Advisers. The Devon Fund had substantially similar investment objectives, policies and strategies as the Large Cap Core Fund.

                 ----------------------------------------------------------------------------------------------------
                                 FIRST        SECOND        THIRD        FOURTH       TOTAL              S&P
                 YEAR            QUARTER      QUARTER       QUARTER      QUARTER      YEAR               500
                 ----------------------------------------------------------------------------------------------------
                 1994            -0.10%         2.90%          4.97%        -2.11%         5.63%               1.32
                 ----------------------------------------------------------------------------------------------------
                 1995             9.12%         6.20%          8.70%         7.52%        35.44%              37.58
                 ----------------------------------------------------------------------------------------------------
                 1996             2.42%         6.73%          3.27%         8.86%        22.90%              22.96
                 ----------------------------------------------------------------------------------------------------
                 1997             1.38%        14.23%         10.39%         5.55%        34.93%              33.36
                 ----------------------------------------------------------------------------------------------------
                 1998            11.66%        -0.39%         -8.98%        20.68%        22.16%              28.58
                 ----------------------------------------------------------------------------------------------------
                 1999            -8.49%
                 ----------------------------------------------------------------------------------------------------

The performance shown below from July 1, 1999 through March 31, 2001 is the performance of the Disciplined Equity Fund, a registered mutual fund managed principally by Mr. Burwell while at Merrill Lynch Investment Management. The Disciplined Equity Fund had substantially similar investment objectives, policies and strategies as the Large Cap Core Fund. The performance information shown below from April 1, 2001 through September 30, 2003 is the composite performance of various Disciplined Core private accounts managed by Mr. Burwell while at Chartwell Investment Partners. These accounts all had substantially similar investment objectives, policies and strategies as the Large Cap Core Fund, but were not registered as mutual funds and therefore were not subject to the same investment and operational restrictions or fees and expenses as the Large Cap Core Fund. If they had been, performance would have been lower.

                 ----------------------------------------------------------------------------------------------------
                                 FIRST        SECOND        THIRD        FOURTH       TOTAL              S&P
                 YEAR            QUARTER      QUARTER       QUARTER      QUARTER      YEAR               500
                 ----------------------------------------------------------------------------------------------------
                 1999                                       -11.11       11.24
                 ----------------------------------------------------------------------------------------------------
                 2000             2.67         2.31           2.65        2.68        10.73              -9.11
                 ----------------------------------------------------------------------------------------------------
                 2001            -6.17         7.08          -9.27       13.60         3.56             -11.88
                 ----------------------------------------------------------------------------------------------------
                 2002            -1.50       -14.77          -9.98        4.33       -21.15             -22.10
                 ----------------------------------------------------------------------------------------------------
                 2003            -2.06        15.96           3.92
                 ----------------------------------------------------------------------------------------------------


SMALL CAP VALUE FUND. Mr. David C. Dalrymple, CFA, together with Mr. Bob Zenouzi are principally responsible for the day-to-day management of this Fund's portfolio. Mr. Dalrymple is a Managing Partner and Senior Portfolio Manager of the Advisor. Prior to joining the Advisor, Mr. Dalrymple was a Portfolio Manager at Delaware Investment Advisers from 1991 to 1997. Mr. Zenouzi is a Partner and Senior Portfolio Manager of the Advisor. Prior to joining the Advisor, Mr. Zenouzi was a Portfolio Manager at Delaware Investment Advisors from 1992 to 2001.

                               ACCOUNT INFORMATION

WHEN THE FUNDS' SHARES ARE PRICED

Each Fund calculates its net asset value per share ("NAV") once each day on any day that the NYSE is open for business (a "Business Day") at the regularly-scheduled close of normal trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS' SHARES ARE PRICED

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Each Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

                                  HOW TO INVEST

OPENING A NEW ACCOUNT

You may purchase Institutional Class shares by completing the Application Form that accompanies this Prospectus. If you have any questions or need further information about how to purchase shares, you may call the Funds at (610) 296-1400. PLEASE MAKE SURE TO SPECIFY THAT YOU ARE PURCHASING INSTITUTIONAL CLASS SHARES WHEN YOU PLACE YOUR ORDER.


FOREIGN INVESTORS

The Funds generally do not accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact Chartwell Investment Partners, the Funds' investment advisor for more information.


HOW TO MAKE PURCHASES

Shares of the Funds may be purchased by check, ACH or wire transfer. All investments must be in U.S. dollars.

         CHECKS. Checks must be drawn on U.S. financial institutions and made payable to "Chartwell Funds". Neither Fund accepts purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or travelers checks). Neither Fund accepts purchases made by third party checks or credit card checks.

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH"). This service allows you to purchase additional shares through an electronic transfer of money from a checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (610) 296-1400 to request an ACH transaction.

         WIRES. Instruct your financial institution to make Federal Funds wire payment to Forum Shareholder Services, LLC for further credit to the Chartwell Funds. Your financial institution may charge you a fee for this service. More detailed wire instructions are on the next page.

         CANCELED OR FAILED PAYMENTS. Each Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear or is returned for insufficient funds, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.


Each Fund reserves the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading" below.

PURCHASES BY MAIL

Please complete the attached Application Form and mail it with a personal check, payable to the CHARTWELL LARGE CAP CORE FUND or to the CHARTWELL SMALL CAP VALUE FUND at the following address:

         MAILING ADDRESS                         OVERNIGHT ADDRESS
         Chartwell Funds                         Chartwell Funds
         Forum Shareholder Services, LLC         Forum Shareholder Services, LLC
         P.O. Box 446                            Two Portland Square
         Portland , ME 04112                     Portland , ME 04101

PURCHASING SHARES BY WIRE

To place an order by wire, please call the Funds at (610) 296-1400 between 8:00 a.m. and 4:00 p.m. Eastern time, on a day when the NYSE is open for trading.

Your bank or other financial institution may send the wire with the following instructions:

         Deutsche Bankers Trust Co., Americas
         New York, NY
         ABA # 021001033
         DDA# 01465547
         For credit to: Chartwell Large Cap Core Fund and/or Chartwell Small Cap Value Fund
         Account name (shareholder name)
         Shareholder account number

Your bank or financial institution may charge a fee for sending the wire to the Funds.


PURCHASING THROUGH AN INVESTMENT BROKER

You may buy and sell Institutional Class shares through the Funds' approved brokers and agents (together "Brokers"). An order placed with a Broker is treated as if it were placed directly with a Fund, and will be executed at the next share price calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker's name. The Advisor may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker may charge you a fee to handle your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

Please contact your broker to see if it is an approved broker of the Institutional Class shares of the Funds and for additional information.


MINIMUM INVESTMENTS

Your initial purchase must be at least $1,000,000. However, a Fund may waive its minimum investment requirement for purchases by certain groups or retirement plans.

Please contact the Funds at (610) 296-1400 for further information. Exceptions may be made at the Funds' discretion.


ADDITIONAL INVESTMENTS

Additional purchases may be made in amounts of $100,000 or more. Exceptions may be made at the Funds' discretion. You may purchase additional shares of either Fund by sending a check, with the stub from your account statement, to the Funds at the addresses listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.

You may also make additional purchases by wire or through a Broker. Please follow the procedures described above for purchasing shares through a Broker.


MINIMUM ACCOUNT BALANCE

Due to the relatively high administrative cost of managing small accounts, if the value of your account falls below $50,000, that Fund may redeem your shares. However, each Fund will give you 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares. The Board of Trustees of the Funds believes this policy to be in the best interest of all shareholders.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next net asset value calculated for a Fund after receiving your order. You may sell your shares by the methods discussed below or through your Broker.


SELLING YOUR SHARES BY MAIL

You may redeem your shares by sending a written request to a Fund. You must give your account number and state the number of shares you wish to sell. You must sign the written request. If the account is in the name of more than one person, each shareholder must sign the written request. Send your written request to the Funds at:

         MAILING ADDRESS                         OVERNIGHT ADDRESS
         Chartwell Funds                         Chartwell Funds
         Forum Shareholder Services, LLC         Forum Shareholder Services, LLC
         P.O. Box 446                            Two Portland Square
         Portland , ME 04112                     Portland , ME 04101

If the dollar amount of your redemption exceeds $100,000, you must obtain a signature guarantee (NOT A NOTARIZATION), available from many commercial banks, savings associations, stock brokers and other NASD member firms.

SELLING YOUR SHARES BY TELEPHONE

If you completed the "Redemption by Telephone" section of the Funds' Application Form, you may sell your shares by calling the Funds at (610) 296-1400. Your redemption will be mailed or wired according to your instructions, on the next Business Day to the bank account you designated on your Application Form. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Funds. Telephone redemptions may not be made for IRA accounts.

You may request telephone redemption privileges after your account is opened. However, the authorization form requires a separate signature guarantee (NOT A NOTARIZATION). Please be aware that you may experience delays in redeeming your shares by telephone during periods of abnormal market activity. If this occurs, you may make your redemption request in writing. The telephone redemption privilege is not available if you were issued certificates for shares that remain outstanding. The telephone redemption privilege may be modified or terminated without notice.

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Each Fund requires written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o Written requests to redeem $100,000 or more
o Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

The Funds reserve the right to require a signature guarantee(s) on all redemptions.

OTHER POLICIES



EXCESSIVE TRADING

Each Fund is intended for long-term investment purposes only and does not permit "market timing" or other types of excessive short-term trading by shareholders. Excessive short-term trading into and out of the Funds can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Each Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds reasonably believe that the trading activity in the account(s) would be disruptive to the Funds. For example, a Fund may refuse a purchase order if the Advisor believes that it would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the Funds.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. In addition, the IRS requires that you provide the Funds or your Broker with a taxpayer identification number and other information upon opening an account. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity, and the Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, each Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If a Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to any corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal Law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by a Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.


                               EARNINGS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions are normally declared and paid by each Fund to its shareholders in December of each year. The Funds may also make periodic dividend payments and distributions at other times in their discretion.

Unless you invest through a tax-advantaged account, you will owe taxes on the dividends and distributions whether received in cash or reinvested in additional shares. Dividends and distributions are automatically reinvested in additional shares of a Fund unless you make a written request to the Fund that you would like to receive dividends and distributions in cash.


TAXES

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.


Each Fund may be able to pass along a tax credit for foreign income tax it pays. The Fund will notify you if it gives you the credit.

More information about taxes is in the Statement of Additional Information.

                           MULTIPLE CLASS INFORMATION

The Funds offer two classes of shares - the Institutional Class and the Advisor Class. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services. Accordingly, the core investment advisory expenses do not vary by class.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Funds for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single Institutional Class share. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds assuming all dividends and distributions were reinvested. The information below relates to the Chartwell Large Cap Value Fund, the Chartwell Small Cap Fund and the Predecessor Funds. The Advisors' Inner Circle Fund Chartwell Large Cap Core Fund and Chartwell Small Cap Value Fund reorganized and acquired all of the assets of the Predecessor Funds on December 9, 2002. The information provided below for the fiscal year ended October 31, 2003 and for the period from September 1, 2002 to December 6, 2002 has been audited by ____________, independent auditors for the Funds. The information for the prior periods has been audited by ____________ for the Predecessor Funds. The financial statements and the unqualified opinion of _________ for the fiscal period ended October 31, 2003 are included in the annual report of the Funds which is available upon request by calling the Funds at (610) 296-1400.


                          CHARTWELL LARGE CAP CORE FUND

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                           12/9           9/1/02         YEAR           YEAR              YEAR
                                                         THROUGH         THROUGH         ENDED          ENDED             ENDED
                                                         10/31/03        12/6/02        8/31/02         8/31/01         8/31/00 F
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $8.67        $10.38         $10.63           $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                  0.05          0.14           0.04             0.11
     Net realized and unrealized (loss)/gain on
     investments                                                           (0.53)        (1.75)         (0.23)            0.55
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           (0.48)        (1.61)         (0.19)            0.66
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
     From net investment income                                             0.00         (0.10)         (0.03)           (0.03)
     From net realized gains                                                0.00           ---          (0.03)             ---
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         0.00         (0.10)         (0.06)           (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $8.19         $8.67         $10.38           $10.63
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                               (5.54)%*     (15.65%)        (1.85%)           6.61%*
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
     Net assets, end of period (thousands)                            $18,597       $20,053        $27,477          $8,896
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
     Before expense reimbursement                                           1.56%**       1.22%          1.18%            2.89%**
     After expense reimbursement                                            0.75%**       0.75%          0.75%            0.75%**
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets:
     After expense reimbursement                                            2.37%**       1.40%          1.18%            1.38%**
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    65.60%       190.54%        173.68%          169.14%
------------------------------------------------------------------------------------------------------------------------------------

*  Not Annualized.
** Annualized.
+  For the period 10/1/99(commencement of operations) through 8/31/00.

                         CHARTWELL SMALL CAP VALUE FUND

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                             12/9          9/1/02        YEAR                           10/1/99+
                                                            THROUGH       THROUGH        ENDED        YEAR ENDED       YEAR ENDED
                                                           10/31/03       12/6/02       8/31/02         8/31/01         8/31/00+
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $12.97        $14.51         $12.75           $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income
     Net realized and unrealized (loss)/gain on                             0.02          0.04           0.07             0.05
     investments                                                           (0.28)        (0.93)          2.33             2.73
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           (0.26)        (0.89)          2.40             2.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
     From net investment income                                             0.00         (0.04)         (0.05)           (0.03)
     From net realized gains                                                0.00         (0.61)         (0.59)             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         0.00         (0.65)         (0.64)           (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $12.71        $12.97         $14.51           $12.75
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                               (2.00)%**     (6.40)%         19.20%          27.82%*
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
     Net assets, end of period (thousands)                            $16,120       $12,734         $6,307           $1,385
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
     Before expense reimbursement                                           2.18%**       2.19%          3.31%           15.23%**
     After expense reimbursement                                            1.10%**       1.10%          1.10%            1.10%**
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets:
     After expense reimbursement                                           (0.58)%**      0.28%          0.62%            0.48%**
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    18.39%        52.09%         68.13%           68.77%
------------------------------------------------------------------------------------------------------------------------------------

*  Not Annualized.
** Annualized.
+  For the period 10/1/99(commencement of operations) through 8/31/00.

ADVISOR
         Chartwell Investment Partners
         1235 Westlakes Drive
         Suite 400
         Berwyn, PA 19312
         (610) 296-1400

  DISTRIBUTOR
         SEI Investments Distribution Company
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456

  CUSTODIAN
         Wachovia Bank, N.A.
         123 Broad Street
         Philadelphia, PA 19109

  TRANSFER AGENT
         Forum Shareholder Services, LLC
         Two Portland Square
         Portland, ME 04101

                          CHARTWELL LARGE CAP CORE FUND
                    (FORMERLY CHARTWELL LARGE CAP VALUE FUND)
                         CHARTWELL SMALL CAP VALUE FUND
                EACH A SERIES OF THE ADVISORS' INNER CIRCLE FUND



FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

         Chartwell Investment Partners
         1235 Westlakes Drive
         Suite 400
         Berwyn, PA 19312
         (610) 296-1400

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For  a  fee,  by  electronic   request  at  the  following   e-mail   address:
  publicinfo@sec.gov. (SEC File Number: 811-06400)

                          CHARTWELL LARGE CAP CORE FUND
                    (FORMERLY CHARTWELL LARGE CAP VALUE FUND)
                         CHARTWELL SMALL CAP VALUE FUND

                               INVESTMENT ADVISOR:
                          CHARTWELL INVESTMENT PARTNERS

                         THE ADVISORS' INNER CIRCLE FUND

                            ADVISOR CLASS PROSPECTUS
                                  MARCH 1, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            PAGE

FUND HISTORY...................................................................X
FUND OVERVIEW..................................................................X
         Investment Objectives.................................................X
         Principal Investment Strategies.......................................X
         Overview of Risks of Investing........................................X
         Who May Want to Invest................................................X
PERFORMANCE....................................................................X
FEES AND EXPENSES..............................................................X
INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS..........................X
MANAGEMENT OF THE FUNDS........................................................X
         The Advisor...........................................................X
         The Portfolio Managers................................................X
ACCOUNT INFORMATION............................................................X
         When the Funds' Shares are Priced.....................................X
         How the Funds' Shares are Priced......................................X
HOW TO INVEST..................................................................X
         Opening a New Account.................................................X
         How to Make Purchases.................................................X
         Selling Your Shares...................................................X
         Other Policies........................................................X
EARNINGS AND TAXES.............................................................X
         Dividends and Distributions...........................................X
         Taxes    .............................................................X
RULE 12b-1 FEES................................................................X
MULTIPLE CLASS INFORMATION.....................................................X
FINANCIAL HIGHLIGHTS...........................................................X

This Prospectus sets forth basic information about the Advisor Class of the Funds that you should know before investing. It should be read and retained for future reference.

More detailed information on all subjects covered in this prospectus is contained in the Funds' Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares.

                                  FUND HISTORY

Each of the Funds has been established as part of a reorganization that was completed on December 9, 2002 ("Reorganization"). As a result of the Reorganization, the Chartwell Large Cap Core Fund and Chartwell Small Cap Value Fund became the successors to the Advisors Series Trust Chartwell Large Cap Core Fund and Advisors Series Trust Chartwell Small Cap Value Fund, respectively (each a "Predecessor Fund" and, collectively, the "Predecessor Funds"). Each Fund is the successor to its corresponding Predecessor Fund's performance and financial history, and the "Performance" section for each Fund reflects the historical performance of the corresponding Predecessor Fund for the periods presented prior to the Reorganization. Each Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding Predecessor Fund, although each Fund has different fee and expense arrangements. The Funds are managed by Chartwell Investment Partners ("Advisor"), the investment advisor that managed the Predecessor Funds.


                                  FUND OVERVIEW

INVESTMENT OBJECTIVES

Each Fund's investment objective is growth of capital, with a secondary objective to provide current income.

PRINCIPAL INVESTMENT STRATEGIES

LARGE CAP CORE FUND: Under normal market conditions, this Fund will invest at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of large companies, which are defined as companies with a market capitalization of $1 billion or more. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of large companies without 60 days' written notice to shareholders.


The Fund's Advisor applies proprietary valuation screens, focusing on ratios such as price to earnings, price to cash flow, price to sales and price to book to identify inexpensive, yet financially strong companies that the Advisor believes exhibit an improved fundamental outlook. The Fund's Advisor then conducts fundamental analysis to independently assess a company's intrinsic value. In addition, the Advisor seeks equity securities of companies that it believes have had or are undergoing a major fundamental change or other catalyst, which is likely to spark greater market interest in the company and its equity securities. Overall sector review of the portfolio is also performed in an attempt to further control portfolio risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs for the Fund and higher capital gains taxes for taxable investors.


SMALL CAP VALUE FUND: Under normal market conditions, this Fund will invest at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of smaller companies, which are defined as companies with a market capitalization between $100 million and $2.5 billion. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of smaller companies without 60 days' written notice to shareholders.

The Fund's Advisor analyzes companies within this capitalization range and identifies reasonably-priced smaller companies which are at the lower end of their historical valuation ranges. The Advisor looks for companies with strong business prospects and potential change factors that are likely to increase the market's interest in the stock.

Under normal market conditions, each Fund will stay as fully invested as possible. Both U.S. and foreign stocks may be purchased by the Funds. Foreign stocks will be U.S. dollar-denominated.

OVERVIEW OF RISKS OF INVESTING


You may lose money by investing in the Funds. Other principal risks you should consider include:

EQUITY SECURITY RISK - Since both Funds invest in equity securities, the Funds are subject to the risk that prices of equity securities will fall over short or extended periods of time.

MARKET DECLINE - A company's stock price or the overall stock market may experience a sudden decline.

SMALL COMPANY RISK - The Small Cap Value Fund invests in equity securities of smaller companies. Equity securities of smaller companies may involve greater volatility and liquidity risks.

FOREIGN SECURITY RISK - Both Funds may invest in U.S. dollar-denominated equity securities of foreign companies. Equity securities of foreign companies may involve greater volatility and political and economic risks.

WHO MAY WANT TO INVEST

The Funds are intended for investors who:

o  Are willing to hold their shares for a long period of time;

o Are diversifying their investment portfolio by investing in a mutual fund that concentrates in large-cap companies or small-cap companies; and/or

o Are willing to accept higher short-term risk in exchange for a higher potential for a long-term total return.

                                   PERFORMANCE



The following bar chart and performance table reflect historical performance data for each Fund. The bar chart and the performance tables below illustrate the risks and volatility of an investment in the Funds. The performance shown in the following bar charts and performance tables represents the performance of the Predecessor Funds for the periods prior to December 9, 2002. Of course, the Funds' past performance shown does not necessarily indicate how either Fund will perform in the future.

LARGE CAP CORE FUND

This bar chart shows the changes in the performance of Advisor Class shares of the Large Cap Core Fund from calendar year to calendar year.

2003:    X.XX%
2002:  -23.40%
2001:   -5.80%
2000:   -9.99%

During the period of time displayed in the bar chart above for the Large Cap Core Fund and the Predecessor Fund, the best quarter was XX/XX/XX, up X.XX% and the worst quarter was XX/XX/XX, down X.XX%.

The table below compares the Fund's average annual total returns for the Advisor Class shares for the periods ended December 31, 2003, on a before-tax and after-tax basis, to those of the S&P 500 Index.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003

                                                      1 Year    Since Inception*
                                                      ------    ----------------

Large Cap Core Fund
    Return Before Taxes                               X.XX%     X.XX%
    Return After Taxes on Distributions               X.XX%     X.XX%
    Return After Taxes on Distributions and           X.XX%     X.XX%
       Sale of Shares**
S&P 500 Index (reflects no fees, expenses, or         X.XX%     X.XX%
    taxes)***


* The performance information shown is based on the performance of the Institutional Class shares of the Predecessor Fund from October 1, 1999 through February 28, 2002, the Advisor Class shares of the Predecessor Fund from March 1, 2002 through December 6, 2002 and the Advisor Class shares of the Fund since December 9, 2002. The performance information of the Institutional Class shares of the Predecessor Fund has been adjusted to show the maximum sales charges and Rule 12b-1 fees applicable to Advisor Class shares.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large U.S. companies.

SMALL CAP VALUE FUND

This bar chart shows the changes in the performance of Advisor Class shares of the Small Cap Value Fund from calendar year to calendar year.

2003:    X.XX%
2002:  -12.43%
2001:   13.25%
2000:   32.07%


During the period of time displayed in the bar chart above for the Small Cap Value Fund and the Predecessor Fund, the best quarter was XX/XX/XX, up X.XX% and the worst quarter was XX/XX/XX, down X.XX%.

The table below compares the Fund's average annual total returns for the Advisor Class shares for the periods ended December 31, 2003, on a before-tax and after-tax basis, to those of the S&P 500 Index, Russell 1000 Value Index and Lipper Small Cap Value Fund Average.


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003

                                                      1 Year    Since Inception*
                                                      ------    ----------------

Small Cap Value Fund
    Return Before Taxes                               X.XX%     X.XX%
    Return After Taxes on Distributions**             X.XX%     X.XX%
    Return After Taxes on Distributions and           X.XX%     X.XX%
       Sale of Shares
S&P 500 Index (reflects no fees, expenses, or         X.XX%     X.XX%
    taxes)***
The Russell 2000 Value Index (reflects no fees,       X.XX%     X.XX%
    expenses, or taxes)****
Lipper Small Cap Value Fund Average (reflects no      X.XX%     X.XX%
    fees, expenses, or taxes)*****

* The performance information shown is based on the performance of the Institutional Class shares of the Predecessor Fund from October 1, 1999 through February 28, 2002, the Advisor Class shares of the Predecessor Fund from March 1, 2002 through December 6, 2002 and the Advisor Class shares of the Fund since December 9, 2002. The performance of the Institutional Class shares has been adjusted to show the maximum sales charges and Rule 12b-1 fees applicable to Advisor Class shares.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large U.S. companies.

**** The Russell 1000 Value Index is market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 companies included in the Russell 3000, which includes 3,000 of the largest U.S. companies based on total market capitalization.

***** The Lipper Small Cap Value Fund Average represents an average of small-cap value funds with similar investment objectives as the Small Cap Value Fund.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Funds.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) ................. None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  Large Cap Core Fund    Small Cap Value Fund
                                                  -------------------    --------------------
Investment Advisory Fees                          0.50%                  0.80%
Distribution and Services (12b-1) Fees            0.25%                  0.25%
Other Expenses                                    X.XX%                  X.XX%
Total Fund Operating Expenses                     X.XX%                  X.XX%
Fee Reduction and/or Expense Reimbursement        X.XX%                  X.XX%
Net Expenses*                                     X.XX%                  X.XX%

* The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund for an indefinite period to insure that Total Annual Fund Operating Expenses of Advisor Class shares do not exceed 1.00% for the Large Cap Core Fund and 1.35% for the Small Cap Value Fund. This contract may only be terminated with the approval of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Advisor Class shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 year             3 years             5 years            10 years
                                 ------             -------             -------            --------
   Large Cap Core Fund           $XXX               $XXX                $XXX               $XXX
   Small Cap Value Fund          $XXX               $XXX                $XXX               $XXX

              INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS

Each Fund's investment objective is growth of capital, with income as a secondary objective.

The LARGE CAP CORE FUND invests at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of large companies, which are defined as companies with a market capitalization of $1 billion or more. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of large companies without 60 days' written notice to shareholders. The Fund's Advisor applies proprietary valuation screens, focusing on ratios such as price to earnings, price to cash flow, price to sales and price to book to identify inexpensive, yet financially strong companies that the Advisor believes exhibit an improved fundamental outlook. The Fund's Advisor then conducts fundamental analysis to independently assess a company's intrinsic value. In addition, the Advisor seeks equity securities of companies which have or are undergoing a major fundamental change or other catalyst, which is likely to spark greater market interest in the company and its equity securities. Overall sector review of the portfolio is also performed in an attempt to further control portfolio risk.

In reviewing securities for a possible sale, the Advisor looks at factors such as valuation at the high end of a company's historical range, deteriorating fundamentals, or a change in the factors that were part of the original buy decision.


The SMALL CAP VALUE FUND invests at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants) of smaller companies, which are defined as companies with a market capitalization between $100 million and $2.5 billion. The Fund may not change its policy to invest at least 80% of its net assets in equity securities of smaller companies without 60 days' written notice to shareholders. This group of equity securities is screened first for factors such as sufficient liquidity and adequate data availability. In addition, these equity securities are screened for a valuation discount to that of the Russell 2000 Index, a well known index of 2,000 smaller U.S. companies.

The Advisor then analyzes company histories to identify those equity securities that are priced at the lower end of their historical valuation ranges. The Advisor's research then concentrates on multiple valuation measures along with historical return, margin, balance sheet and growth data. In addition, the Advisor makes an effort to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. The Advisor then evaluates company business prospects in an attempt to isolate equity securities it believes are undervalued and have potential for appreciation, as opposed to those which are merely inexpensive and it believes do not hold much real value based on simple valuation measures such as price-to-earnings ratios. As is the case with the Large Cap Core Fund, the Advisor also seeks equity securities of companies which have had or are undergoing a major fundamental change, which is likely to spark greater market interest in the company and its equity securities.

Factors the Advisor considers in determining when to sell equity securities include valuation at the high end of a company's historical range, deteriorating fundamentals, or a change in the factors that were part of the original buy decision. A change in the market capitalization of an equity security outside of the large or small cap ranges defined in this prospectus would not necessarily cause the Advisor to sell the equity securities.

DEFENSIVE INVESTMENTS. Although each Fund will normally stay fully invested, it is possible that a Fund may invest up to 100% of its assets in cash, cash equivalents, and high quality, short-term debt securities and money market instruments for temporary defensive purposes. During such a period, a Fund may not be pursuing its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

These are the principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

EQUITY SECURITIES RISK. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause its net asset value to fluctuate. An investment in a portfolio of equity securities, such as the Funds, may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

SMALLER COMPANIES RISK. The Small Cap Value Fund may invest in smaller companies. Investing in such companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Stocks of these companies may have limited market liquidity and their prices may be more volatile.

FOREIGN SECURITIES RISK. Both Funds may invest in U.S. dollar-denominated securities of foreign companies. Investing in foreign securities may involve greater risks, including (1) economic and political instability, (2) less publicly available information, (3) less strict auditing and financial reporting requirements, (4) currency fluctuations, (5) less governmental supervision and regulation of securities markets and (6) greater possibility of not being able to sell securities on a timely basis.

                             MANAGEMENT OF THE FUNDS

THE ADVISOR

The Funds' Advisor, Chartwell Investment Partners, provides individual and institutional investment management services to clients with assets of approximately $XX billion. The Advisor's address is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312. The Advisor is responsible for formulating and implementing the Funds' investments. The Advisor furnishes the Funds with office space and certain administrative services. As compensation for the services it receives, the Large Cap Core Fund pays the Advisor a monthly advisory fee at the annual rate of 0.50% of its average daily net assets and the Small Cap Value Fund pays a monthly fee at the annual rate of 0.80% of its average daily net assets. For the fiscal period ended October 31, 2003, the Large Cap Core Fund paid __% and the Small Cap Value Fund paid __% of its average daily net assets in advisory fees to the Advisor.


THE PORTFOLIO MANAGERS

LARGE CAP CORE FUND. Mr. George H. Burwell, CFA is principally responsible for the day-to-day management of this Fund's portfolio. Mr. Burwell is a Partner and Senior Portfolio Manager of the Advisor. Prior to joining the Advisor, Mr. Burwell was Vice President and Senior Portfolio Manager at Merrill Lynch

Investment Management from 1999 to 2001 and Senior Portfolio Manager at Delaware Investments from 1992 to 1999.

The information set forth below represents the performance of various other mutual funds and private accounts managed by Mr. Burwell in a manner substantially similar to that of the Large Cap Core Fund. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Large Cap Core Fund. Each table compares the average annual total returns of other mutual funds and private accounts managed by Mr. Burwell to the S&P 500 Index, an unmanaged index generally representative of the market for stocks of large U.S. companies.

The performance information shown below from January 1, 1994 through March 31, 1999 is the performance of the Devon Fund, a registered mutual fund managed principally by Mr. Burwell while at Delaware Investment Advisers. The Devon Fund had substantially similar investment objectives, policies and strategies as the Large Cap Core Fund.

                 ----------------------------------------------------------------------------------------------------
                                 FIRST        SECOND        THIRD        FOURTH       TOTAL              S&P
                 YEAR            QUARTER      QUARTER       QUARTER      QUARTER      YEAR               500
                 ----------------------------------------------------------------------------------------------------
                 1994            -0.10%         2.90%          4.97%        -2.11%         5.63%               1.32
                 ----------------------------------------------------------------------------------------------------
                 1995             9.12%         6.20%          8.70%         7.52%        35.44%              37.58
                 ----------------------------------------------------------------------------------------------------
                 1996             2.42%         6.73%          3.27%         8.86%        22.90%              22.96
                 ----------------------------------------------------------------------------------------------------
                 1997             1.38%        14.23%         10.39%         5.55%        34.93%              33.36
                 ----------------------------------------------------------------------------------------------------
                 1998            11.66%        -0.39%         -8.98%        20.68%        22.16%              28.58
                 ----------------------------------------------------------------------------------------------------
                 1999            -8.49%
                 ----------------------------------------------------------------------------------------------------

The performance shown below from July 1, 1999 through March 31, 2001 is the performance of the Disciplined Equity Fund, a registered mutual fund managed principally by Mr. Burwell while at Merrill Lynch Investment Management. The Disciplined Equity Fund had substantially similar investment objectives, policies and strategies as the Large Cap Core Fund. The performance information shown below from April 1, 2001 through September 30, 2003 is the composite performance of various Disciplined Core private accounts managed by Mr. Burwell while at Chartwell Investment Partners. These accounts all had substantially similar investment objectives, policies and strategies as the Large Cap Core Fund, but were not registered as mutual funds and therefore were not subject to the same investment and operational restrictions or fees and expenses as the Large Cap Core Fund. If they had been, performance would have been lower.

                 ----------------------------------------------------------------------------------------------------
                                 FIRST        SECOND        THIRD        FOURTH       TOTAL              S&P
                 YEAR            QUARTER      QUARTER       QUARTER      QUARTER      YEAR               500
                 ----------------------------------------------------------------------------------------------------
                 1999                                       -11.11        11.24
                 ----------------------------------------------------------------------------------------------------
                 2000             2.67          2.31          2.65         2.68         10.73              -9.11
                 ----------------------------------------------------------------------------------------------------
                 2001            -6.17          7.08         -9.27        13.60          3.56             -11.88
                 ----------------------------------------------------------------------------------------------------
                 2002            -1.50        -14.77         -9.98         4.33        -21.15             -22.10
                 ----------------------------------------------------------------------------------------------------
                 2003            -2.06         15.96          3.92
                 ----------------------------------------------------------------------------------------------------


SMALL CAP VALUE FUND. Mr. David C. Dalrymple, CFA, together with Mr. Bob Zenouzi are principally responsible for the day-to-day management of this Fund's portfolio. Mr. Dalrymple is a Managing Partner and Senior Portfolio Manager of the Advisor. Prior to joining the Advisor, Mr. Dalrymple was a Portfolio Manager at Delaware Investment Advisers from 1991 to 1997. Mr. Zenouzi is a Partner and Senior Portfolio Manager of the Advisor. Prior to joining the Advisor, Mr.

Zenouzi was a Portfolio  Manager at Delaware  Investment  Advisors  from 1992 to
2001.

                               ACCOUNT INFORMATION

WHEN THE FUNDS' SHARES ARE PRICED

Each Fund calculates its net asset value per share ("NAV") once each day on any day that the NYSE is open for business (a "Business Day") at the regularly-scheduled close of normal trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS' SHARES ARE PRICED

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Each Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

                                  HOW TO INVEST

OPENING A NEW ACCOUNT

The following types of investors may qualify to purchase Advisor Class shares of each Fund:

o Registered investment advisers;
o 401(k) plans;
o Other financial intermediaries;
o Institutional investors purchasing more than $1 million of Advisor Class shares; and
o Insurance Company Separate Accounts.


You may purchase Advisor Class shares by completing the Application Form that accompanies this Prospectus. If you have any questions or need further information about how to purchase shares, you may call the Funds at (610) 296-1400. PLEASE MAKE SURE TO SPECIFY THAT YOU ARE PURCHASING ADVISOR CLASS SHARES WHEN YOU PLACE YOUR ORDER.

The information in this "How to Invest" section is not applicable if you are using Advisor Class shares in connection with a variable annuity contract. Please refer to your variable annuity materials for the instructions applicable to variable annuity owners.

FOREIGN INVESTORS

The Funds generally do not accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact Chartwell Investment Partners, the Funds' investment advisor for more information.


HOW TO MAKE PURCHASES


Shares of the Funds may be purchased by check, ACH or wire transfer. All investments must be in U.S. dollars.

         CHECKS. Checks must be drawn on U.S. financial institutions and made payable to "Chartwell Funds". Neither Fund accepts purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or travelers checks). Neither Fund accepts purchases made by third party checks or credit card checks.

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH"). This service allows you to purchase additional shares through an electronic transfer of money from a checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (610) 296-1400 to request an ACH transaction.

         WIRES. Instruct your financial institution to make Federal Funds wire payment to Forum Shareholder Services, LLC for further credit to the Chartwell Funds. Your financial institution may charge you a fee for this service. More detailed wire instructions are on the next page.

         CANCELED OR FAILED PAYMENTS. Each Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear or is returned for insufficient funds, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.


Each Fund reserves the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading" below.



PURCHASES BY MAIL

Please complete the attached Application Form and mail it with a personal check, payable to the CHARTWELL LARGE CAP CORE FUND or to the CHARTWELL SMALL CAP VALUE FUND at the following address:

         MAILING ADDRESS                        OVERNIGHT ADDRESS
         Chartwell Funds                        Chartwell Funds
         Forum Shareholder Services, LLC        Forum Shareholder Services, LLC
         P.O. Box 446                           Two Portland Square
         Portland , ME 04112                    Portland , ME 04101

PURCHASING SHARES BY WIRE

To place an order by wire, please call the Funds at (610) 296-1400 between 8:00 a.m. and 4:00 p.m. Eastern time, on a day when the NYSE is open for trading.

Your bank or other financial institution may send the wire with the following instructions:

         Deutsche Bankers Trust Co., Americas
         New York, NY
         ABA # 021001033
         DDA # 01465547
         For credit to: Chartwell Large Cap Core Fund and/or Chartwell Small Cap Value Fund
         Account name (shareholder name)
         Shareholder account number

Your bank or financial institution may charge a fee for sending the wire to the Funds.

PURCHASING THROUGH AN INVESTMENT BROKER

You may buy and sell Advisor Class shares through the Funds' approved brokers and agents (together "Brokers"). An order placed with a Broker is treated as if it were placed directly with a Fund, and will be executed at the next share price calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker's name. The Advisor may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker may charge you a fee to handle your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

Please contact your broker to see if it is an approved broker of the Advisor Class shares of the Funds and for additional information.

MINIMUM INVESTMENTS

Your initial purchase must be at least $1,000,000. However, a Fund may waive its minimum investment requirement for purchases by certain groups or retirement plans. Please contact the Funds at (610) 296-1400 for further information. Exceptions may be made at the Funds' discretion.

ADDITIONAL INVESTMENTS

Additional purchases may be made in amounts of $100,000 or more. Exceptions may be made at the Funds' discretion. You may purchase additional shares of either Fund by sending a check, with the stub from your account statement, to the Funds at the addresses listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.

You may also make additional purchases by wire or through a Broker. Please follow the procedures described above for purchasing shares through a Broker.

MINIMUM ACCOUNT BALANCE

Due to the relatively high administrative cost of managing small accounts, if the value of your account falls below $50,000, that Fund may redeem your shares. However, each Fund will give you 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares. The Board of Trustees of the Funds believes this policy to be in the best interest of all shareholders.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next net asset value calculated for a Fund after receiving your order. You may sell your shares by the methods discussed below or through your Broker.

SELLING YOUR SHARES BY MAIL

You may redeem your shares by sending a written request to a Fund. You must give your account number and state the number of shares you wish to sell. You must sign the written request. If the account is in the name of more than one person, each shareholder must sign the written request. Send your written request to the Funds at:

         MAILING ADDRESS                        OVERNIGHT ADDRESS
         Chartwell Funds                        Chartwell Funds
         Forum Shareholder Services, LLC        Forum Shareholder Services, LLC
         P.O. Box 446                           Two Portland Square
         Portland , ME 04112                    Portland , ME 04101

If the dollar amount of your redemption exceeds $100,000, you must obtain a signature guarantee (NOT A NOTARIZATION), available from many commercial banks, savings associations, stock brokers and other NASD member firms.

SELLING YOUR SHARES BY TELEPHONE

If you completed the "Redemption by Telephone" section of the Funds' Application Form, you may sell your shares by calling the Funds at (610) 296-1400. Your redemption will be mailed or wired according to your instructions, on the next Business Day to the bank account you designated on your Application Form. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Funds. Telephone redemptions may not be made for IRA accounts.

You may request telephone redemption privileges after your account is opened. However, the authorization form requires a separate signature guarantee (NOT A NOTARIZATION). Please be aware that you may experience delays in redeeming your shares by telephone during periods of abnormal market activity. If this occurs, you may make your redemption request in writing. The telephone redemption privilege is not available if you were issued certificates for shares that remain outstanding. The telephone redemption privilege may be modified or terminated without notice.

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Each Fund requires written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

o Written requests to redeem $50,000 or more
o Changes to a shareholder's record name
o Redemption from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

The Funds reserve the right to require a signature guarantee(s) on all redemptions.

OTHER POLICIES


EXCESSIVE TRADING

Each Fund is intended for long-term investment purposes only and does not permit "market timing" or other types of excessive short-term trading by shareholders. Excessive short-term trading into and out of the Funds can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Each Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds reasonably believe that the trading activity in the account(s) would be disruptive to the Funds. For example, a Fund may refuse a purchase order if the Advisor believes that it would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Transactions accepted by your financial intermediary in violation of our excessive trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the Funds.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. In addition, the IRS requires that you provide the Funds or your Broker with a taxpayer identification number and other information upon opening an account. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity, and the Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, each Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If a Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to any corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal Law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by a Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

                               EARNINGS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions are normally declared and paid by each Fund to its shareholders in December of each year. The Funds may also make periodic dividend payments and distributions at other times in their discretion.

Unless you invest through a tax-advantaged account, you will owe taxes on the dividends and distributions whether received in cash or reinvested in additional shares. Dividends and distributions are automatically reinvested in additional shares of a Fund unless you make a written request to the Fund that you would like to receive dividends and distributions in cash.

TAXES

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.


Each Fund may be able to pass along a tax credit for foreign income tax it pays. The Fund will notify you if it gives you the credit.

More information about taxes is in the Statement of Additional Information.

                                 RULE 12B-1 FEES

Each Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class shares and for services provided to its shareholders. The distribution and service fee is 0.25% of a Fund's average daily net assets. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment in Advisor Class shares of the Funds and may cost you more than paying other types of sales charges.

                           MULTIPLE CLASS INFORMATION

The Funds offer two classes of shares - the Institutional Class and the Advisor Class. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services. Accordingly, the core investment advisory expenses do not vary by class.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Advisor Class shares of the Funds for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single Advisor Class share. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds assuming all dividends and distributions were reinvested. The information below relates to the Chartwell Large Cap Value Fund, the Chartwell Small Cap Fund and the Predecessor Funds. The Advisors' Inner Circle Fund Chartwell Large Cap Core Fund and Chartwell Small Cap Value Fund reorganized and acquired all of the assets of the Predecessor Funds on December 9, 2002. The information provided below for the fiscal year ended October 31, 2003 and for the period from September 1, 2002 to December 6, 2002 has been audited by ____________, independent auditors for the Funds. The information for the prior periods has been audited by ____________ for the Predecessor Funds. The financial statements and the unqualified opinion of _________ for the fiscal period ended October 31, 2003 are included in the annual report of the Funds which is available upon request by calling the Funds at (610) 296-1400.

                         CHARTWELL SMALL CAP VALUE FUND

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED         9/1/02         3/1/02++
                                                            10/31/03         THROUGH         THROUGH
                                                                             12/6/02         8/31/02
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $12.98          $14.83
----------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                     0.01           (0.01)
     Net realized and unrealized (loss)/gain on
     investments                                                              (0.29)          (1.84)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                              (0.28)          (1.85)
----------------------------------------------------------------------------------------------------------
Less distributions:
     From net investment income                                                0.00            0.00
     From net realized gains                                                   0.00            0.00
----------------------------------------------------------------------------------------------------------
Total distributions                                                            0.00            0.00
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $12.70          $12.98
----------------------------------------------------------------------------------------------------------
Total return                                                                  (2.16)% +      (12.47)%+
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
     Net assets, end of period (thousands)                                  $113            $100
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
     Before expense reimbursement                                              2.43%**         2.40%**
     After expense reimbursement                                               1.35%**         1.35%**
----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to
average net assets:
     After expense reimbursement                                               0.33%**        (0.14)%**
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       18.39%          52.09%
----------------------------------------------------------------------------------------------------------

+  Not Annualized.
** Annualized.
++ Commencement of offering for Advisor Class Shares

                          CHARTWELL LARGE CAP CORE FUND

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED         9/1/02         3/1/02++
                                                            10/31/03         THROUGH         THROUGH
                                                                             12/6/02         8/31/02
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $8.64           $10.57
----------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                     0.04            0.05
     Net realized and unrealized (loss)/gain on
     investments                                                              (0.52)          (1.98)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                              (0.48)           1.93
----------------------------------------------------------------------------------------------------------
Less distributions:
     From net investment income                                                0.00            0.00
     From net capital gains                                                    0.00            0.00
----------------------------------------------------------------------------------------------------------
Total distributions                                                            0.00            0.00
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $8.16           $8.64
----------------------------------------------------------------------------------------------------------
Total return                                                                  (5.56)% +      (18.26)%+
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
     Net assets, end of period (thousands)                                    $1              $1
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
     Before expense reimbursement                                              1.81%**         1.53%**
     After expense reimbursement                                               1.00%**         1.00%**
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets:
     After expense reimbursement                                               2.12%**         1.14%**
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       65.60%         190.54%
----------------------------------------------------------------------------------------------------------

+  Not Annualized.
** Annualized.
++ Commencement of offering for Advisor Class shares.

ADVISOR
         Chartwell Investment Partners
         1235 Westlakes Drive
         Suite 400
         Berwyn, PA 19312
         (610) 296-1400

  DISTRIBUTOR
         SEI Investments Distribution Company
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456

  CUSTODIAN
         Wachovia Bank, N.A.
         123 Broad Street
         Philadelphia, PA 19109

  TRANSFER AGENT
         Forum Shareholder Services, LLC
         Two Portland Square
         Portland , ME 04101

                          CHARTWELL LARGE CAP CORE FUND
                    (FORMERLY CHARTWELL LARGE CAP VALUE FUND)
                         CHARTWELL SMALL CAP VALUE FUND
                EACH A SERIES OF THE ADVISORS' INNER CIRCLE FUND

FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

         Chartwell Investment Partners
         1235 Westlakes Drive
         Suite 400
         Berwyn, PA 19312
         (610) 296-1400

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For  a  fee,  by  electronic   request  at  the  following   e-mail   address:
  publicinfo@sec.gov. (SEC File Number: 811-06400)

                       STATEMENT OF ADDITIONAL INFORMATION

                          CHARTWELL LARGE CAP CORE FUND
                    (FORMERLY CHARTWELL LARGE CAP VALUE FUND)
                         CHARTWELL SMALL CAP VALUE FUND

                    SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                  MARCH 1, 2004

                               INVESTMENT ADVISOR:
                          CHARTWELL INVESTMENT PARTNERS

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Chartwell Large Cap Core Fund (the "Large Cap Fund") and the Chartwell Small Cap Value Fund (the "Small Cap Fund" and, together with the Large Cap Fund, the "Funds"). This SAI is incorporated by reference to and should be read in conjunction with the prospectuses, each dated March 1, 2004. Capitalized terms not defined herein are defined in the prospectuses. The financial statements for the fiscal year ended October 31, 2003, including notes thereto and the report of __________ thereon, are herein incorporated by reference. A copy of the 2003 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. Shareholders may get copies of the Funds' prospectuses or Annual Reports free of charge by calling the Funds at (610)-296-1400.

                                TABLE OF CONTENTS
THE TRUST...................................................................S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES.............S-2
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-3
INVESTMENT LIMITATIONS.....................................................S-10
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-11
THE ADVISOR................................................................S-16
THE ADMINISTRATOR..........................................................S-18
THE DISTRIBUTOR............................................................S-19
FUND TRANSACTIONS..........................................................S-20
PORTFOLIO TURNOVER.........................................................S-22
PURCHASE AND REDEMPTION OF FUND SHARES.....................................S-23
DETERMINATION OF NET ASSET VALUE...........................................S-23
DIVIDENDS AND DISTRIBUTIONS................................................S-24
TAXES .....................................................................S-25
THE TRANSFER AGENT.........................................................S-28
THE CUSTODIAN..............................................................S-28
INDEPENDENT PUBLIC ACCOUNTANTS.............................................S-28
LEGAL COUNSEL..............................................................S-28
DESCRIPTION OF SHARES......................................................S-28
SHAREHOLDER LIABILITY......................................................S-28
LIMITATION OF TRUSTEES' LIABILITY..........................................S-29
PROXY VOTING...............................................................S-29
CODE OF ETHICS.............................................................S-29
5% AND 25% SHAREHOLDERS....................................................S-29
EXPERTS ...................................................................S-30
FINANCIAL STATEMENTS.......................................................S-30
APPENDIX A - BOND RATINGS.....................................................A
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES.............................B

THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each Fund is a separate mutual fund, and each share of each Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and would be subject to liabilities related thereto. Generally, each Fund pays its
(i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer multiple classes of shares of its funds. Each Fund currently offers Institutional Class shares and Advisor Class shares. Additional classes may be created from time to time. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the investor eligibility requirements. Sales charges and investor eligibility requirements are described in the Funds' prospectuses. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor."

HISTORY OF THE FUNDS. Each of the Funds was established as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). As a result of the Reorganization Plan, the Large Cap Fund assumed all of the assets and liabilities of the Advisors Series Trust Chartwell Large Cap Value Fund and the Small Cap Fund assumed all of the assets and liabilities of the Advisors Series Trust Chartwell Small Cap Value Fund (each a "Predecessor Fund" and together the "Predecessor Funds"), effective December 9, 2002 (the "Reorganization Date"). Substantially all of the assets of each Predecessor Fund were transferred to its corresponding successor Fund in connection with each successor Fund's commencement of operations on the Reorganization Date. Each Fund is the successor to the corresponding Predecessor Fund's performance and financial history, and the "Performance Information" for each Fund contained in the prospectuses and this SAI reflects the historical performance of the corresponding Predecessor Fund for the periods presented prior to the Reorganization Date. Each Predecessor Fund's date of inception was October 1, 1999.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of each Fund is growth of capital, with a secondary objective to provide current income. Each Fund's investment objective is fundamental, and may not be changed without the consent of shareholders. There is no assurance that either Fund will achieve its objectives.

CLASSIFICATION. The Funds are classified as "diversified" under the federal securities laws, which means as to 75% of each Fund's total assets (1) no more than 5% may be in the securities of a single issuer, and (2) neither Fund may hold more than 10% of the outstanding voting securities of a single issuer. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

INVESTMENT POLICIES. This discussion supplements information contained in the Funds' Prospectuses as to the investment policies of the Funds. The Large Cap Fund invests at least 80% of its net assets in equity securities of large companies with a market capitalization in excess of $1 billion ("large cap companies") under normal market conditions. The Small Cap Fund invests at least 80% of its net assets in the equity securities of smaller companies with a market capitalization between $100 million and $2.5 billion ("small cap companies") under normal market conditions. The Funds may also invest in dollar denominated equity securities of foreign companies and in American Depositary Receipts ("ADRs").

Although the Funds will normally be as fully invested as practicable in equity securities (common stocks, preferred stocks, convertible securities and warrants) as described above, as secondary investment strategies and consistent with their investment objectives, each Fund may also invest up to 20% of its total assets in cash, cash equivalents or other short term investments, such as money market securities and repurchase agreements for liquidity and cash management purposes or if the Advisor determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Advisor determines that conditions warrant, the Fund may increase this percentage up to 100%.

In addition, each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, a Fund may engage in the purchase and sale of stock index futures contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Funds will engage in such transactions to hedge existing positions and in pursuit of their investment objectives.

Each Fund may also engage in securities lending.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information about Investment Objectives and Policies" section and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

  Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL CAPITALIZATION ISSUERS. Investing in equity securities of small capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES AND AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ILLIQUID  SECURITIES.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of Trust's Board of Trustees, the Advisor determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). Each of the Funds will not invest more than 15% of its net assets in illiquid securities. If the value of a Fund's holdings of illiquid securities at any time exceeds this percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Instances in which the Fund may use futures contracts and related options for risk management purposes (other than BONA FIDE hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, neither Fund is subject to registration or regulation as a commodity pool operator under the CEA.


An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Each Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities or securities indices or currencies, as the Advisor determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Neither Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT-TERM INVESTMENTS. The Funds may invest in any of the following securities and instruments for cash management or other purposes:

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Advisor believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

COMMERCIAL PAPER AND SHORT-TERM NOTES. The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Advisor. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.


SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies. A Fund may invest in money market mutual funds in connection with its management of daily cash positions. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. A Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.


INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES. Each Fund's investment objective and the following are fundamental policies of the Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund is diversified.  This means that as to 75% of each Fund's total assets
(1) no more than 5% may be in the securities of a single issuer, and (2) neither Fund may hold more than 10% of the outstanding voting securities of a single issuer.

In addition, neither Fund may:

1. Make loans to others, except that each Fund may: (a) purchase debt securities in accordance with its investment objective and policies; (b) enter into repurchase agreements and (c) lend its portfolio securities.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed for temporary purposes in an amount not exceeding 5% of its total assets.

3. Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings.

4. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

5. Purchase or sell real estate, physical commodities or commodity contracts, except that a Fund may purchase: (a) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures and options on such contracts.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

7. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities.


NON-FUNDAMENTAL POLICIES. The following investment limitations of the Funds are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. A Fund may not:

8.  Invest in any issuer for purposes of exercising control or management.

9. Invest in securities of other investment companies except as permitted under the 1940 Act.

10. Invest, in the aggregate, more than 15% of its net assets in illiquid securities.

11. With respect to the Large Cap Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities of large cap companies. This non-fundamental policy may be changed by the Board of Trustees upon at least 60 days' notice to Fund shareholders.

12. With respect to the Small Cap Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities of small cap companies. This non-fundamental policy may be changed by the Board of Trustees upon at least 60 days' notice to Fund shareholders.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time a transaction is effected; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each of the Trust's additional 45 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB  08/17/46)  - Chairman  of the Board of  Trustees*  (Since
1991) - Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) - Trustee (Since 1993) - Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* (Since 1992) - 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of the Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) - Trustee (Since 1993) - Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) - Trustee (Since 1993) - Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) - Trustee (Since 1994) - Partner, Dechert Price & Rhoads (law firm), September 1987 - December 1993; Trustee of the Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) - Trustee (Since 1999) - Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton
Partners,  L.P.,  June 1991-  December  1996;  Chief  Financial  Officer,  Noble
Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of the Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional

Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

[] AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

[] FAIR VALUE  PRICING  COMMITTEE.  The Board has a standing  Fair Value Pricing
   Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met nineteen times in the most recently completed Trust fiscal year.

[] NOMINATING  COMMITTEE.  The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Advisor," Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as other information that the Advisor and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before approving the Advisory Agreement, the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Advisor charges the Funds compared with the fees it charges to comparable mutual funds or accounts (if any); (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisor's profitability from its Fund-related operations; (h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; (j) the Advisor's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received or discussed at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Funds; and (c) agreed to approve the Advisory Agreement for an initial two-year term.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------------------------------------------
      NAME               DOLLAR RANGE OF FUND SHARES (FUND)*         AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
--------------------------------------------------------------------------------------------------------------------
Nesher                          ____ (Large Cap Fund)                                    ____
                                ____ (Small Cap Fund)
--------------------------------------------------------------------------------------------------------------------
Cooney                          ____ (Large Cap Fund)                                    ____
                                ____ (Small Cap Fund)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      NAME               DOLLAR RANGE OF FUND SHARES (FUND)*         AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Doran                           ____ (Large Cap Fund)                                    ____
                                ____ (Small Cap Fund)
--------------------------------------------------------------------------------------------------------------------
Patterson                       ____ (Large Cap Fund)                                    ____
                                ____ (Small Cap Fund)
--------------------------------------------------------------------------------------------------------------------
Peters                          ____ (Large Cap Fund)                                    ____
                                ____ (Small Cap Fund)
--------------------------------------------------------------------------------------------------------------------
Storey                          ____ (Large Cap Fund)                                    ____
                                ____ (Small Cap Fund)
--------------------------------------------------------------------------------------------------------------------
Sullivan                        ____ (Large Cap Fund)                                    ____
                                ____ (Small Cap Fund)
--------------------------------------------------------------------------------------------------------------------

* Valuation date is _____________.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------------------------------------------------------------------------------------------------
      NAME               AGGREGATE          PENSION OR RETIREMENT      ESTIMATED ANNUAL       TOTAL COMPENSATION
                        COMPENSATION         BENEFITS ACCRUED AS        BENEFITS UPON         FROM THE TRUST AND
                                            PART OF FUND EXPENSES         RETIREMENT             FUND COMPLEX*
--------------------------------------------------------------------------------------------------------------------
Nesher                      $XXX                    $XXX                     $XXX                    $XXX
--------------------------------------------------------------------------------------------------------------------
Cooney                      $XXX                    $XXX                     $XXX                    $XXX
--------------------------------------------------------------------------------------------------------------------
Doran                       $XXX                    $XXX                     $XXX                    $XXX
--------------------------------------------------------------------------------------------------------------------
Patterson                   $XXX                    $XXX                     $XXX                    $XXX
--------------------------------------------------------------------------------------------------------------------
Peters                      $XXX                    $XXX                     $XXX                    $XXX
--------------------------------------------------------------------------------------------------------------------
Storey                      $XXX                    $XXX                     $XXX                    $XXX
--------------------------------------------------------------------------------------------------------------------
Sullivan                    $XXX                    $XXX                     $XXX                    $XXX
--------------------------------------------------------------------------------------------------------------------

* The Trust is the only investment company in the "Fund Complex."


TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as Officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

JAMES F. VOLK (DOB 08/28/62) - President (since 2003) - Senior Operations Officer, SEI Funds Accounting and Administration since 1996. Assistant Chief Accountant for the U.S. Securities and Exchange Commission, 1993-1996. Audit Manager, Coopers & Lybrand LLP, 1985-1993.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant  Secretary (since
2000) - Employed by SEI  Investments  since  October  1999.  Vice  President and

Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm), 1997-1999. Associate, at Richter, Miller & Finn (law firm), 1994-1997.

CORI DAGGETT (DOB  10/03/61) - Vice  President  and Assistant  Secretary  (since
2003) - Employed by SEI Investments since 2003. Associate at Drinker, Biddle & Reath, 1998-2003.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant  Secretary (since
1998) - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) - Vice President and Assistant Secretary (since 2000) - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP (law firm), 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62) - Vice President and Assistant Secretary (since 2001) - Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E.  ZITELLI,  JR. (DOB 6/14/68) - Vice  President  and Secretary  (since
2000) - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (law firm), 1997 - 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1995-1997.

JENNIFER SPRATLEY (DOB 02/13/69) - Controller and Chief Financial Officer (since
2001) - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

PETER GOLDEN (DOB 06/27/64) - Co-Controller and Co-Chief Financial Officer (since 2003) - Director of Global Fund Services since June 2001. Vice President of Funds Administration for J.P. Morgan Chase & Co., 2000-2001. Vice President of Pension and Mutual Fund Accounting for Chase Manhattan Bank, 1997-2000.

JOHN C. MUNCH (DOB  05/07/71) - Vice  President and Assistant  Secretary  (since
2002) - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998-2001. Associate at Seward & Kissel (law firm), 1996-1998.

JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary - Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


THE ADVISOR

GENERAL. Chartwell Investment Partners is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The principal business address of the Advisor is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312. Chartwell is wholly owned by its employees. As of December 31, 2003, total assets under management were approximately $______ billion.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Advisor have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor serves as the investment advisor and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISOR. In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the prospectuses. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. In addition, the Advisor may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds.

The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Tables contained in the prospectuses (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses.

The following table shows the advisory fees paid by the Predecessor Funds for the fiscal years ended August 31, 2001 and August 31, 2002 and by the Funds for the period commencing September 1, 2002 and ending December 9, 2002 and for the fiscal year ended October 31, 2003.

--------------------------------------------------------------------------------------------------------------------
     FUND                           FEES PAID                                        FEES WAIVED*
--------------------------------------------------------------------------------------------------------------------
                   2001        2002        9/1/02        2003         2001        2002        9/1/02        2003
                                           THROUGH                                            THROUGH
                                           12/9/02                                            12/9/02
--------------------------------------------------------------------------------------------------------------------
Large Cap        $12,373      $6,889         $0          $XXX       $84,611     $101,510      $24,076       $XXX
Fund
--------------------------------------------------------------------------------------------------------------------
Small Cap Fund      $0          $0           $0          $XXX       $31,727      $73,003      $28,225       $XXX
--------------------------------------------------------------------------------------------------------------------

* For the fiscal period ended August 31, 2001, the Advisor reimbursed expenses of $56,332 for the Small Cap Predecessor Fund to maintain the stated expense cap under its contractual fee waiver agreement with the Funds. For the fiscal period ended August 31, 2002, the Advisor reimbursed expenses of $26,648 for the Small Cap Predecessor Fund to maintain the stated expense cap under its contractual fee waiver agreement with the Funds. For the period from September 1, 2002 to December 9, 2002, the Advisor reimbursed expenses of $14,964 for the Large Cap Fund and $9,942 for the Small Cap Fund to maintain the stated expense cap under its contractual fee waiver agreement with the Funds. For the fiscal period ended October 31, 2003, the Advisor additionally reimbursed expenses of ____ for the Large Cap Fund and ____ for the Small Cap Fund to maintain the stated expense cap under its contractual fee waiver agreement with the Funds.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% for the first $250 million in assets and 0.09% for all assets greater than $250 million. The minimum fee is $30,000 for both portfolios, apportioned to the Funds as a percentage of average daily net assets. Due to these minimums, the annual administration fee the Funds pay will exceed the above percentages at low asset levels.

The following table shows the administration fees paid by the Predecessor Funds for the fiscal years ended August 31, 2001 and 2002 and by the Funds for the period commencing September 1, 2002 and ending December 9, 2002 and for the fiscal year ended October 31, 2003.

--------------------------------------------------------------------------------------------------------------------
            FUND                                              ADMINISTRATION FEE*
--------------------------------------------------------------------------------------------------------------------
                                      2001                 2002            9/1/02 THROUGH            2003
                                                                               12/9/02
--------------------------------------------------------------------------------------------------------------------
Large Cap Fund                       $41,936              $46,374              $11,959               $XXX
--------------------------------------------------------------------------------------------------------------------
Small Cap Fund                       $30,000              $37,356              $11,959               $XXX
--------------------------------------------------------------------------------------------------------------------

* U.S. Bancorp Fund Services,  LLC (formerly Investment Company  Administration,
  LLC) served as the administrator to the Predecessor Funds.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Advisor Class shares of the Funds will pay the Distributor a fee of 0.25% of each Fund's average daily net assets attributable to Advisor Class shares which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the National Association of Securities Dealer ("NASD") rules concerning sales charges.

For the fiscal year ended October 31, 2003, the Advisor Class shares of the Large Cap Fund paid the Distributor $_____ and the Adviser Class shares of the Small Cap Fund paid the Distributor $______ , each pursuant to the Plan. For the period commencing September 1, 2002 and ending December 6, 2002, the Advisor Class shares of the Large Cap Fund paid the Distributor $1 and the Advisor Class shares of the Small Cap Fund paid the Distributor $64, pursuant to the Plan.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The following table shows the aggregate brokerage commissions on portfolio transactions paid by the Predecessor Funds for the fiscal years ended August 31, 2001 and 2002 and paid by the Funds for the period commencing September 1, 2002 and ending December 6, 2002 and for the fiscal year ended October 31, 2003.

-------------------------------------------------------------------------------------------------------------------
          FUND                              AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
-------------------------------------------------------------------------------------------------------------------
                                   2001                  2002             9/1/02 THROUGH             2003
                                                                             12/6/02
-------------------------------------------------------------------------------------------------------------------
Large Cap Fund                   $95,621               $125,914              $34,868                 $XXX
-------------------------------------------------------------------------------------------------------------------
Small Cap Fund                   $17,311               $42,163               $12,034                 $XXX
-------------------------------------------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Predecessor Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

-------------------------------------------------------------------------------------------------------------------
        FUND            TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS        TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                   FOR RESEARCH SERVICES               INVOLVING BROKERAGE COMMISSIONS FOR RESEARCH
                                                                                         SERVICES
-------------------------------------------------------------------------------------------------------------------
Large Cap Fund                              $XXX                                           $XXX
-------------------------------------------------------------------------------------------------------------------
Small Cap Fund                              $XXX                                           $XXX
-------------------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Predecessor Funds did not engage in portfolio transactions effected by affiliated brokers for the fiscal years ended August 31, 2001 and 2002. The Funds did not engage in portfolio transactions effected by affiliated brokers for the period commencing September 1, 2002 and ending December 9, 2002 and for the fiscal year ended October 31, 2003.

SECURITIES OF "REGULAR BROKER-DEALERS." Each Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. [As of __________, neither Fund held securities of regular brokers and dealers.]

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the fiscal years ended August 31, 2001 and 2002, the period commencing September 1, 2002 and ending December 9, 2002, and the fiscal year ended October 31, 2003, the Large Cap Fund had a portfolio turnover rate of 173.68%, 190.54%, 65.60% and ____%, respectively. For the fiscal years ended August 31, 2001 and 2002, the period commencing September 1, 2002 and ending December 9, 2002, and the fiscal year ended October 31, 2003, the Small Cap Fund had a portfolio turnover rate of 68.13%, 52.09%, 18.39% and ____%, respectively.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Funds' prospectuses regarding the purchase and redemption of Fund shares.

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

You may purchase Advisor Class shares only under limited circumstances. The following types of investors may qualify to purchase Advisor Class shares of the
Funds: (1) registered investment Advisors, (2) 401(k) plans, (3) other financial intermediaries, (4) institutional investors purchasing more than $1 million of Advisor Class shares, and (5) insurance company separate accounts.

The information in this "How to Buy Shares" section is not applicable if you are using Advisor Class shares in connection with a variable annuity contract. Please refer to your variable annuity materials for the instructions applicable to variable annuity owners.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.


REDEMPTIONS-IN-KIND. Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other short term debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is a Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders. The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the distributing Fund unless the shareholder has otherwise indicated.
Investors have the right to change their election with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting each Fund and its shareholders that is intended to supplement the discussion contained in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


QUALIFICATIONS AS A RIC. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, each Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies; (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S.

Government Securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT. The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Each Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain qualified foreign corporations. Qualified dividend income treatment requires that both a Fund and the shareholder satisfy certain holding period requirements and that the shareholder satisfy certain other conditions.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by each Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by each Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, each Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund.


THE TRANSFER AGENT

Forum Shareholder Services, LLP serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE CUSTODIAN

Wachovia Bank, N.A. acts as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

___________ serves as independent public accountants for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the Federal Securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The
Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually each Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from _____ through _______, and will be filed no later than ______. Once filed, Form N-PX for each Fund will be available upon request by calling (610) 296-1400 or by writing to the Funds at ______. Each Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.


CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of ____, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% to 25% or more of the shares of the Predecessor Funds. Persons who owned of record or beneficially more than 25% of a Predecessor Fund's outstanding shares may be deemed to control a Predecessor Fund within the meaning of the Act.

LARGE CAP CORE FUND - INSTITUTIONAL CLASS
Shareholder                                                 Percentage Ownership

SMALL CAP VALUE FUND - INSTITUTIONAL CLASS
Shareholder                                                 Percentage Ownership

LARGE CAP CORE FUND - ADVISOR CLASS
Shareholder                                                 Percentage Ownership

SMALL CAP VALUE FUND - ADVISOR CLASS
Shareholder                                                 Percentage Ownership


EXPERTS

The financial statements for the fiscal year ended October 31, 2003 including notes thereto and the report of ____________ thereon, are herein incorporated by reference. A copy of the 2003 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements for the fiscal period ended October 31, 2003, including notes thereto and the report of _________ thereon, are herein incorporated by reference. A copy of the 2003 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX A - BOND RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2  -  Capacity  for  timely  payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                       A

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                          CHARTWELL INVESTMENT PARTNERS
                      PROXY VOTING POLICIES AND PROCEDURES


ADOPTED APRIL 11, 1997

AS AMENDED JUNE 24, 2003


PURPOSE. CHARTWELL INVESTMENT PARTNERS ("CHARTWELL") HAS ADOPTED THESE PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") TO SEEK TO ENSURE THAT IT EXERCISES VOTING AUTHORITY ON BEHALF OF CHARTWELL CLIENTS IN A MANNER CONSISTENT WITH THE BEST INTERESTS OF EACH CLIENT AND ITS AGREEMENT WITH THE CLIENT.

SCOPE. THESE POLICIES APPLY WHERE CLIENTS HAVE DELEGATED THE AUTHORITY AND RESPONSIBILITY TO CHARTWELL TO DECIDE HOW TO VOTE PROXIES. CHARTWELL DOES NOT ACCEPT OR RETAIN AUTHORITY TO VOTE PROXIES IN ACCORDANCE WITH INDIVIDUAL CLIENT GUIDELINES. CLIENTS THAT WISH TO ARRANGE TO VOTE PROXIES IN ACCORDANCE WITH THEIR OWN GUIDELINES MAY ELECT TO DO SO AT ANY TIME BY NOTIFYING CHARTWELL. CHARTWELL GENERALLY WILL FOLLOW THESE POLICIES IF ASKED TO MAKE RECOMMENDATIONS ABOUT PROXY VOTING TO CLIENTS WHO REQUEST THAT ADVICE BUT HAVE NOT DELEGATED PROXY VOTING RESPONSIBILITY TO CHARTWELL.

GUIDING PRINCIPLES. Chartwell believes that voting proxies in the best interests of each client means making a judgment as to what voting decision is most likely to maximize total return to the client as an investor in the securities being voted, and casting the vote accordingly. For this reason, Chartwell's evaluation of the possible impact of a proxy vote on the economic interests of company shareholders similarly situated to Chartwell's clients will be the primary factor governing Chartwell's proxy voting decisions.

USE OF INDEPENDENT PROXY VOTING SERVICE. Chartwell has retained Institutional Shareholder Services, Inc., ("ISS") an independent proxy voting service, to assist it in analyzing specific proxy votes with respect to securities held by Chartwell clients and to handle the mechanical aspects of casting votes. Historically, Chartwell has placed substantial reliance on ISS' analyses and recommendations and generally gives instructions to ISS to vote proxies in accordance with ISS' recommendations, unless Chartwell reaches a different conclusion than ISS about how a particular matter should be voted. ISS proxy voting recommendations typically are made available to Chartwell about a week before the proxy must be voted, and are reviewed and monitored by members of the Proxy Voting Committee (and, in certain cases, by Chartwell portfolio managers), with a view to determining whether it is in the best interests of Chartwell's clients to vote proxies as recommended by ISS, or whether client proxies should be voted on a particular proposal in another manner.

ADMINISTRATION OF POLICIES. Chartwell has established a Proxy Voting Committee to oversee and administer the voting of proxies on behalf of clients, comprised of approximately five representatives of the firm's compliance and operations departments. The Committee's responsibilities include reviewing and updating these Policies as may be appropriate from time to time; identifying and resolving any material conflicts of interest on the part of Chartwell or its personnel that may affect particular proxy votes; evaluating and monitoring, on an ongoing basis, the analyses, recommendations and other services provided by ISS or another third party retained to assist Chartwell in carrying out its proxy voting responsibilities; when deemed appropriate by the Committee, consulting with Chartwell portfolio managers and investment professionals on particular proposals or categories of proposals presented for vote; and determining when and how client proxies should be voted other than in accordance with the general rules and criteria set forth in Chartwell's Proxy Voting Guidelines or with the recommendations of ISS or another independent proxy voting service retained by Chartwell.

CONFLICTS OF INTEREST. It is Chartwell's policy not to exercise its authority to decide how to vote a proxy if there is a material conflict of interest between Chartwell's interests and the interests of the client that owns the shares to be voted that could affect the vote on that matter. To seek to identify any such material conflicts, a representative of the Proxy Voting Committee screens all proxies and presents any potential conflicts identified to the Committee for determination of whether the conflict exists and if so, whether it is material. Conflicts of interest could result from a variety of circumstances, including, but not limited to, significant personal relationships between executive officers of an issuer and Chartwell personnel, a current or prospective investment adviser-client relationship between an issuer or a pension plan sponsored by an issuer and Chartwell, a significant ownership interest by Chartwell or its personnel in the issuer and various other business, personal or investment relationships. Generally, a current or prospective adviser-client relationship will not be considered material for these purposes if the net advisory revenues to Chartwell have not in the most recent fiscal year and are not expected in the current fiscal year to exceed 1/2 of 1 percent of Chartwell's annual advisory revenue.

In the event the Committee determines that there is a material conflict of interest that may affect a particular proxy vote, Chartwell will NOT make the decision how to vote the proxy in accordance with these Policies unless the Policies specify how votes shall be cast on that particular type of matter, i.e., "for" or "against" the proposal. Where the Policies provide that the voting decision will be made on a "case-by-case" basis, Chartwell will either request the client to make the voting decision, or the vote will be cast in accordance with the recommendations of ISS or another independent proxy voting service retained by Chartwell for that purpose. Chartwell also will not provide advice to clients on proxy votes without first disclosing any material conflicts to the client requesting such advice.

WHEN CHARTWELL DOES NOT VOTE PROXIES. Chartwell may not vote proxies respecting client securities in certain circumstances, including, but not limited to, situations where (a) the securities are no longer held in a client's account;
(b) the proxy and other relevant materials are not received in sufficient time to allow analysis or an informed vote by the voting deadline; (c) Chartwell concludes that the cost of voting the proxy will exceed the expected potential benefit to the client; or (d) the securities have been loaned out pursuant to a client's securities lending program and are unavailable to vote.

                             PROXY VOTING GUIDELINES


Generally, Chartwell votes all proxies in accordance with the following guidelines. These guidelines may be changed or supplemented from time to time. Votes on matters not covered by these guidelines will be determined in accordance with the principles set forth above. Client guidelines may be inconsistent with these guidelines and may cause Chartwell to vote differently for different clients on the same matter.


                           I.   THE BOARD OF DIRECTORS

A.   DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS


Vote on a CASE-BY-CASE basis for director nominees, examining the following factors:

     o long-term corporate performance record of the company's stock relative to a market index;
     o  composition of board and key board committees;
     o  nominee's attendance at meetings (past two years);
     o  nominee's investment in the company;
     o  whether a retired CEO of the company sits on the board; and
     o  whether the board chairman is also serving as the company's CEO.

In certain cases, and when information is readily available, we also review:

     o  corporate governance provisions and takeover activity;
     o  board decisions regarding executive pay;
     o board decisions regarding majority-supported shareholder proposals in back-to-back years;
     o  director compensation;
     o  number of other board seats held by nominee; and
     o  interlocking directorships.


B.  CHAIRMAN AND CEO ARE THE SAME PERSON


Vote on a CASE-BY-CASE basis proposals that would require the positions of chairman and CEO to be held by different persons. Voting decisions will take into account whether or not most of the following factors are present:

     o designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;
     o  majority of independent directors;
     o  all-independent key committees;
     o  committee chairpersons nominated by the independent directors;
     o CEO performance is reviewed annually by a committee of outside directors;
     o  Established governance guidelines.


C.   MAJORITY OF INDEPENDENT DIRECTORS


Vote on a CASE-BY-CASE basis proposals that the board be comprised of a majority of independent directors.

Vote FOR proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.


D.   STOCK OWNERSHIP REQUIREMENTS

Vote AGAINST proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.


E.   TERM OF OFFICE


Vote AGAINST proposals to limit the tenure of outside directors.

F.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION


Vote  on  a  CASE-BY-CASE  basis  proposals   concerning  director  and  officer
indemnification and liability protection.

Vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to include coverage for acts or omissions, such as gross negligence or worse, that are more serious violations of fiduciary obligations than mere carelessness.

Vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director or officer was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director's legal expenses would be covered.

G.  CHARITABLE CONTRIBUTIONS


Vote AGAINST proposals to eliminate, direct or otherwise restrict charitable contributions.


                               II.  PROXY CONTESTS


A.  DIRECTOR NOMINEES IN CONTESTED ELECTIONS


Vote on a CASE-BY-CASE basis when the election of directors is contested, examining the following factors:

     o  long-term financial performance of the company relative to its industry;
     o  management's track record;
     o  background to the proxy contest;
     o  qualifications of director nominees (both slates);
     o evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and
     o  stock ownership positions of director nominees.

B.   REIMBURSE PROXY SOLICITATION EXPENSES


Vote on a CASE-BY-CASE basis proposals to provide full reimbursement of expenses for dissidents waging a proxy contest.

                                 III.  AUDITORS

RATIFYING AUDITORS


Vote FOR proposals to ratify auditors, unless it appears that: an auditor has a financial interest in or association with the company that impairs the auditor's independence; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote AGAINST auditors and WITHHOLD votes from Audit Committee members if:
        Non-audit ("all other") fees > audit and audit-related fees + permissible tax fees

     o AUDIT FEES (includes statutory audits, comfort letters, attest services, consents, and review of filings with SEC)
     o AUDIT-RELATED FEES (includes employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards)
     o TAX FEES* [includes tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)]
     o  ALL OTHER FEES


Vote on a CASE-BY-CASE basis proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) taking into account

     o  Whether the non-audit fees are excessive (per the formula above) and
     o Whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

Vote FOR proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.


IV.  PROXY CONTEST DEFENSES

A.   BOARD STRUCTURE:  STAGGERED VS. ANNUAL ELECTIONS


Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.


B.  SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote AGAINST proposals that provide that directors may be removed ONLY for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


C.  CUMULATIVE VOTING


Vote AGAINST proposals to eliminate cumulative voting.

Vote FOR proposals to permit cumulative voting.


D.  SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS


Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


E.  SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT


Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.


F.  SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD


Vote FOR proposals that seek to fix the size of the board.

Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

V.  TENDER OFFER DEFENSES


A.  POISON PILLS


Vote FOR proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a CASE-BY-CASE basis proposals to redeem a company's poison pill.

Vote on a CASE-BY-CASE basis management proposals to ratify a poison pill.


B.  FAIR PRICE PROVISIONS


Vote on a CASE-BY-CASE basis when examining fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Vote FOR proposals to lower the shareholder vote requirement in existing fair price provisions.


C.  GREENMAIL


Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.


D.  PALE GREENMAIL


Vote on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E.  UNEQUAL VOTING RIGHTS


Vote AGAINST dual class exchange offers.

Vote AGAINST dual class recapitalizations.


F.  Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

VOTE against MANAGEMENT PROPOSALS TO REQUIRE A SUPERMAJORITY SHAREHOLDER VOTE TO APPROVE CHARTER AND BYLAW AMENDMENTS.

VOTE for PROPOSALS TO LOWER SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS FOR CHARTER AND BYLAW AMENDMENTS.


G.  Supermajority Shareholder Vote Requirement to Approve Mergers

VOTE against MANAGEMENT PROPOSALS TO REQUIRE A SUPERMAJORITY SHAREHOLDER VOTE TO APPROVE MERGERS AND OTHER SIGNIFICANT BUSINESS COMBINATIONS.

VOTE for PROPOSALS TO LOWER SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS FOR MERGERS AND OTHER SIGNIFICANT BUSINESS COMBINATIONS.


H.  White Squire Placements

VOTE for PROPOSALS TO REQUIRE APPROVAL OF BLANK CHECK PREFERRED STOCK ISSUES FOR OTHER THAN GENERAL CORPORATE PURPOSES.


                     VI. Miscellaneous Governance Provisions

A.  Confidential Voting

VOTE for PROPOSALS THAT REQUEST CORPORATIONS TO ADOPT CONFIDENTIAL VOTING, USE INDEPENDENT TABULATORS AND USE INDEPENDENT INSPECTORS OF ELECTION AS LONG AS THE PROPOSALS INCLUDE CLAUSES FOR PROXY CONTESTS AS FOLLOWS: IN THE CASE OF A CONTESTED ELECTION, MANAGEMENT IS PERMITTED TO REQUEST THAT THE DISSIDENT GROUP HONOR ITS CONFIDENTIAL VOTING POLICY. IF THE DISSIDENTS AGREE, THE POLICY REMAINS IN PLACE. IF THE DISSIDENTS DO NOT AGREE, THE CONFIDENTIAL VOTING POLICY IS WAIVED.

VOTE for MANAGEMENT PROPOSALS TO ADOPT CONFIDENTIAL VOTING.


B.  Equal Access

VOTE for PROPOSALS THAT WOULD ALLOW SIGNIFICANT COMPANY SHAREHOLDERS EQUAL ACCESS TO MANAGEMENT'S PROXY MATERIAL IN ORDER TO EVALUATE AND PROPOSE VOTING RECOMMENDATIONS ON PROXY PROPOSALS AND DIRECTOR NOMINEES, AND IN ORDER TO NOMINATE THEIR OWN CANDIDATES TO THE BOARD.


C.  Bundled Proposals

VOTE ON A case-by-case BASIS BUNDLED OR "CONDITIONED" PROXY PROPOSALS. IN THE CASE OF ITEMS THAT ARE CONDITIONED UPON EACH OTHER, WE EXAMINE THE BENEFITS AND COSTS OF THE PACKAGED ITEMS. IN INSTANCES WHEN WE BELIEVE THE JOINT EFFECT OF THE CONDITIONED ITEMS IS NOT IN SHAREHOLDERS' BEST INTERESTS, WE VOTE AGAINST THE PROPOSALS. IF THE COMBINED EFFECT IS POSITIVE, WE SUPPORT SUCH PROPOSALS.


D.  Shareholder Advisory Committees

VOTE ON A case-by-case BASIS PROPOSALS TO ESTABLISH A SHAREHOLDER ADVISORY COMMITTEE.


                             VII. Capital Structure

A.  Common Stock Authorization

VOTE ON A case-by-case BASIS PROPOSALS TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUE.

VOTE against PROPOSED COMMON STOCK AUTHORIZATIONS THAT INCREASE THE EXISTING AUTHORIZATION BY MORE THAN 100% UNLESS A CLEAR NEED FOR THE EXCESS SHARES IS PRESENTED BY THE COMPANY.


B.  Stock Distributions:  Splits and Dividends

VOTE for MANAGEMENT PROPOSALS TO INCREASE COMMON SHARE AUTHORIZATION FOR A STOCK SPLIT, PROVIDED THAT THE SPLIT DOES NOT RESULT IN AN INCREASE OF AUTHORIZED BUT UNISSUED SHARES OF MORE THAN 100% AFTER GIVING EFFECT TO THE SHARES NEEDED FOR THE SPLIT.


C.  Reverse Stock Splits

VOTE for MANAGEMENT PROPOSALS TO IMPLEMENT A REVERSE STOCK SPLIT, PROVIDED THAT THE REVERSE SPLIT DOES NOT RESULT IN AN INCREASE OF AUTHORIZED BUT UNISSUED SHARES OF MORE THAN 100% AFTER GIVING EFFECT TO THE SHARES NEEDED FOR THE REVERSE SPLIT.


D.  Blank Check Preferred Authorization

VOTE for PROPOSALS TO CREATE BLANK CHECK PREFERRED STOCK IN CASES WHEN THE COMPANY EXPRESSLY STATES THAT THE STOCK WILL NOT BE USED AS A TAKEOVER DEFENSE OR CARRY SUPERIOR VOTING RIGHTS.

VOTE ON A case-by-case BASIS PROPOSALS THAT WOULD AUTHORIZE THE CREATION OF NEW CLASSES OF PREFERRED STOCK WITH UNSPECIFIED VOTING, CONVERSION, DIVIDEND AND DISTRIBUTION, AND OTHER RIGHTS.

VOTE ON A case-by-case BASIS PROPOSALS TO INCREASE THE NUMBER OF AUTHORIZED BLANK CHECK PREFERRED SHARES.


E.  Proposals Regarding Blank Check Preferred Stock

VOTE for PROPOSALS TO HAVE BLANK CHECK PREFERRED STOCK PLACEMENTS, OTHER THAN THOSE SHARES ISSUED FOR THE PURPOSE OF RAISING CAPITAL OR MAKING ACQUISITIONS IN THE NORMAL COURSE OF BUSINESS, SUBMITTED FOR SHAREHOLDER RATIFICATION.


F.  Adjust Par Value of Common Stock

VOTE for MANAGEMENT PROPOSALS TO REDUCE THE PAR VALUE OF COMMON STOCK.


G.  Preemptive Rights

VOTE ON A case-by-case BASIS PROPOSALS TO CREATE OR ABOLISH PREEMPTIVE RIGHTS. IN EVALUATING PROPOSALS ON PREEMPTIVE RIGHTS, WE LOOK AT THE SIZE OF A COMPANY AND THE CHARACTERISTICS OF ITS SHAREHOLDER BASE.


H.  Debt Restructurings

VOTE ON A case-by-case BASIS PROPOSALS TO INCREASE COMMON AND/OR PREFERRED SHARES AND TO ISSUE SHARES AS PART OF A DEBT RESTRUCTURING PLAN. WE CONSIDER THE FOLLOWING ISSUES:

o DILUTION - HOW MUCH WILL OWNERSHIP INTEREST OF EXISTING SHAREHOLDERS BE REDUCED, AND HOW EXTREME WILL DILUTION TO ANY FUTURE EARNINGS BE?
o CHANGE IN CONTROL - WILL THE TRANSACTION RESULT IN A CHANGE IN CONTROL OF THE COMPANY?
o BANKRUPTCY - IS THE THREAT OF BANKRUPTCY, WHICH WOULD RESULT IN SEVERE
  LOSSES IN SHAREHOLDER VALUE, THE MAIN FACTOR DRIVING THE DEBT RESTRUCTURING?

GENERALLY, WE APPROVE PROPOSALS THAT FACILITATE DEBT RESTRUCTURINGS UNLESS THERE ARE CLEAR SIGNS OF SELF-DEALING OR OTHER ABUSES.

I.       Share Repurchase Programs

VOTE for MANAGEMENT PROPOSALS TO INSTITUTE OPEN-MARKET SHARE REPURCHASE PLANS IN WHICH ALL SHAREHOLDERS MAY PARTICIPATE ON EQUAL TERMS.


                    VIII. Executive and Director Compensation


IN GENERAL, WE VOTE ON A case-by-case BASIS ON EXECUTIVE AND DIRECTOR COMPENSATION PLANS, WITH THE VIEW THAT VIABLE COMPENSATION PROGRAMS REWARD THE CREATION OF STOCKHOLDER WEALTH BY HAVING A HIGH PAYOUT SENSITIVITY TO INCREASES IN SHAREHOLDER VALUE.

IN EVALUATING A PAY PLAN, WE MEASURE ITS DILUTIVE EFFECT BOTH ON SHAREHOLDER WEALTH AND ON VOTING POWER. WE VALUE EQUITY-BASED COMPENSATION ALONG WITH CASH COMPONENTS OF PAY. WE ESTIMATE THE PRESENT VALUE OF SHORT- AND LONG-TERM INCENTIVES, DERIVATIVE AWARDS, AND CASH/BONUS COMPENSATION - WHICH ENABLES US TO ASSIGN A DOLLAR VALUE TO THE AMOUNT OF POTENTIAL SHAREHOLDER WEALTH TRANSFER.

OUR VOTE IS BASED, IN PART, ON A COMPARISON OF COMPANY-SPECIFIC ADJUSTED ALLOWABLE DILUTION CAP AND A WEIGHTED AVERAGE ESTIMATE OF SHAREHOLDER WEALTH TRANSFER AND VOTING POWER DILUTION. ADMINISTRATIVE FEATURES ARE ALSO FACTORED INTO OUR VOTE. FOR EXAMPLE, OUR POLICY IS THAT THE PLAN SHOULD BE [ADMINISTERED] DO YOU MEAN OVERSEEN? WHO WOULD BE DISINTERESTED OTHER THAN THE INDEPENDENT DIRECTORS, AND THEY SHOULDN'T BE ADMINISTERING. BY A COMMITTEE OF [DISINTERESTED PERSONS] INDEPENDENT DIRECTORS; INSIDERS SHOULD NOT SERVE ON COMPENSATION COMMITTEES.

OTHER FACTORS, SUCH AS REPRICING UNDERWATER STOCK OPTIONS WITHOUT SHAREHOLDER APPROVAL, WOULD CAUSE US TO VOTE AGAINST A PLAN. ADDITIONALLY, IN SOME CASES WE WOULD VOTE AGAINST A PLAN DEEMED UNNECESSARY.


A.  OBRA-Related Compensation Proposals

_   Amendments that Place a Cap on Annual Grant or Amend Administrative Features

VOTE  for  PLANS  THAT  SIMPLY  AMEND   SHAREHOLDER-APPROVED  PLANS  TO  INCLUDE
ADMINISTRATIVE FEATURES OR PLACE A CAP ON THE ANNUAL GRANTS ANY ONE PARTICIPANT MAY RECEIVE TO COMPLY WITH THE PROVISIONS OF SECTION 162(M) OF OBRA.

_   Amendments to Added Performance-Based Goals

VOTE for AMENDMENTS TO ADD PERFORMANCE GOALS TO EXISTING COMPENSATION PLANS TO COMPLY WITH THE PROVISIONS OF SECTION 162(M) OF OBRA.


_   Amendments to Increase Shares and Retain Tax Deductions Under OBRA

VOTES ON AMENDMENTS TO EXISTING PLANS TO INCREASE SHARES RESERVED AND TO QUALIFY THE PLAN FOR FAVORABLE TAX TREATMENT UNDER THE PROVISIONS OF SECTION 162(M) SHOULD BE EVALUATED ON A case-by-case BASIS.

_   Approval of Cash or Cash-and-Stock Bonus Plans

VOTE for CASH OR CASH-AND-STOCK BONUS PLANS TO EXEMPT THE COMPENSATION FROM TAXES UNDER THE PROVISIONS OF SECTION 162(M) OF OBRA.


B.  Proposals to Limit Executive and Director Pay

VOTE ON A case-by-case BASIS ALL PROPOSALS THAT SEEK ADDITIONAL DISCLOSURE OF EXECUTIVE AND DIRECTOR PAY INFORMATION.

VOTE ON A case-by-case BASIS ALL OTHER PROPOSALS THAT SEEK TO LIMIT EXECUTIVE AND DIRECTOR PAY.

VOTE for PROPOSALS TO EXPENSE OPTIONS, UNLESS THE COMPANY HAS ALREADY PUBLICLY COMMITTED TO EXPENSING OPTIONS BY A SPECIFIC DATE.


C.  Golden and Tin Parachutes

VOTE for PROPOSALS TO HAVE GOLDEN AND TIN PARACHUTES SUBMITTED FOR SHAREHOLDER RATIFICATION.

VOTE ON A case-by-case BASIS ALL PROPOSALS TO RATIFY OR CANCEL GOLDEN OR TIN PARACHUTES.


D.  Employee Stock Ownership Plans (ESOPs)

VOTE for PROPOSALS THAT REQUEST SHAREHOLDER APPROVAL IN ORDER TO IMPLEMENT AN ESOP OR TO INCREASE AUTHORIZED SHARES FOR EXISTING ESOPS, EXCEPT IN CASES WHEN THE NUMBER OF SHARES ALLOCATED TO THE ESOP IS "EXCESSIVE" (I.E., GENERALLY GREATER THAN 5% OF OUTSTANDING SHARES).


E.  401(k) Employee Benefit Plans

VOTE for PROPOSALS TO IMPLEMENT A 401(K) SAVINGS PLAN FOR EMPLOYEES.


                           IX. State of Incorporation


A.  Voting on State Takeover Statutes

VOTE ON A case-by-case BASIS PROPOSALS TO OPT IN OR OUT OF STATE TAKEOVER STATUTES (INCLUDING CONTROL SHARE ACQUISITION STATUTES, CONTROL SHARE CASH-OUT STATUTES, FREEZEOUT PROVISIONS, FAIR PRICE PROVISIONS, STAKEHOLDER LAWS, POISON PILL ENDORSEMENTS, SEVERANCE PAY AND LABOR CONTRACT PROVISIONS, ANTI-GREENMAIL PROVISIONS, AND DISGORGEMENT PROVISIONS).

B.  Voting on Reincorporation Proposals

VOTE ON A case-by-case BASIS PROPOSALS TO CHANGE A COMPANY'S STATE OF INCORPORATION.


                     X. Mergers and Corporate Restructurings


A.  Mergers and Acquisitions

VOTE ON A case-by-case BASIS PROPOSALS RELATED TO MERGERS AND ACQUISITIONS, TAKING INTO ACCOUNT AT LEAST THE FOLLOWING:
o ANTICIPATED FINANCIAL AND OPERATING BENEFITS;
o OFFER PRICE (COST VS. PREMIUM);
o PROSPECTS OF THE COMBINED COMPANIES;
o HOW THE DEAL WAS NEGOTIATED; AND
o CHANGES IN CORPORATE GOVERNANCE AND THEIR IMPACT ON SHAREHOLDER RIGHTS.


B.  Corporate Restructuring

VOTE ON A case-by-case BASIS PROPOSALS RELATED TO A CORPORATE RESTRUCTURING, INCLUDING MINORITY SQUEEZEOUTS, LEVERAGED BUYOUTS, SPIN-OFFS, LIQUIDATIONS AND ASSET SALES.


C.  Spin-offs

VOTE ON A case-by-case BASIS PROPOSALS RELATED TO SPIN-OFFS DEPENDING ON THE TAX AND REGULATORY ADVANTAGES, PLANNED USE OF SALE PROCEEDS, MARKET FOCUS, AND MANAGERIAL INCENTIVES.


D.   Asset Sales

VOTE ON A case-by-case BASIS PROPOSALS RELATED TO ASSET SALES AFTER CONSIDERING THE IMPACT ON THE BALANCE SHEET/WORKING CAPITAL, VALUE RECEIVED FOR THE ASSET, AND POTENTIAL ELIMINATION OF DISECONOMIES.


E.  Liquidations

VOTE ON A case-by-case BASIS PROPOSALS RELATED TO LIQUIDATIONS AFTER REVIEWING MANAGEMENT'S EFFORTS TO PURSUE OTHER ALTERNATIVES, APPRAISAL VALUE OF ASSETS, AND THE COMPENSATION PLAN FOR EXECUTIVES MANAGING THE LIQUIDATION.

F.  Appraisal Rights

VOTE  for  PROPOSALS  TO  RESTORE,  OR  PROVIDE  SHAREHOLDERS  WITH,  RIGHTS  OF
APPRAISAL.


G.  Changing Corporate Name

VOTE for CHANGING THE CORPORATE NAME.


                             XI. Mutual Fund Proxies


A.  Election of Trustees

VOTE ON TRUSTEE NOMINEES ON A case-by-case BASIS.


B.  Investment Advisory Agreement
VOTE ON INVESTMENT ADVISORY AGREEMENTS ON A case-by-case BASIS.


C.  Fundamental Investment Restrictions

VOTE ON AMENDMENTS TO A FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS ON A case-by-case BASIS.


D.  Distribution Agreements

VOTE ON DISTRIBUTION AGREEMENTS ON A case-by-case BASIS.


                      XII. Social and Environmental Issues

IN GENERAL WE abstain FROM VOTING ON SHAREHOLDER SOCIAL AND ENVIRONMENTAL PROPOSALS, ON THE BASIS THAT THEIR IMPACT ON SHARE VALUE CAN RARELY BE ANTICIPATED WITH ANY HIGH DEGREE OF CONFIDENCE.

IN MOST CASES, HOWEVER, WE VOTE FOR PROPOSALS THAT SEEK ADDITIONAL DISCLOSURE OR REPORTS, PARTICULARLY WHEN IT APPEARS COMPANIES HAVE NOT ADEQUATELY ADDRESSED SHAREHOLDERS' SOCIAL AND ENVIRONMENTAL CONCERNS.

IN DETERMINING OUR VOTE ON SOCIAL AND ENVIRONMENTAL PROPOSALS, WE ALSO ANALYZE THE FOLLOWING FACTORS:

o WHETHER ADOPTION OF THE PROPOSAL WOULD HAVE EITHER A POSITIVE OR NEGATIVE IMPACT ON THE COMPANY'S SHORT-TERM OR LONG-TERM SHARE VALUE;
o THE PERCENTAGE OF SALES, ASSETS AND EARNINGS AFFECTED;
o THE DEGREE TO WHICH THE COMPANY'S STATED POSITION ON THE ISSUES COULD AFFECT ITS REPUTATION OR SALES, OR LEAVE IT VULNERABLE TO BOYCOTT OR SELECTIVE PURCHASING;
o WHETHER THE ISSUES PRESENTED SHOULD BE DEALT WITH THROUGH GOVERNMENT OR COMPANY-SPECIFIC ACTION;

o WHETHER THE COMPANY HAS ALREADY RESPONDED IN SOME APPROPRIATE MANNER TO THE REQUEST EMBODIED IN A PROPOSAL;
o WHETHER THE COMPANY'S ANALYSIS AND VOTING RECOMMENDATION TO SHAREHOLDERS IS PERSUASIVE;
o WHAT OTHER COMPANIES HAVE DONE IN RESPONSE TO THE ISSUE;
o WHETHER THE PROPOSAL ITSELF IS WELL FRAMED AND REASONABLE;
o WHETHER IMPLEMENTATION OF THE PROPOSAL WOULD ACHIEVE THE OBJECTIVES SOUGHT IN THE PROPOSAL; AND
o WHETHER THE  SUBJECT OF THE  PROPOSAL  IS BEST LEFT TO THE  DISCRETION  OF THE
  BOARD.

THE FOLLOWING LIST INCLUDES SOME OF THE SOCIAL AND ENVIRONMENTAL ISSUES TO WHICH THIS ANALYSIS IS APPLIED:

o ENERGY AND ENVIRONMENT
o SOUTH AFRICA
o NORTHERN IRELAND
o MILITARY BUSINESS
o MAQUILADORA STANDARDS AND INTERNATIONAL OPERATIONS POLICIES
o WORLD DEBT CRISIS
o EQUAL EMPLOYMENT OPPORTUNITY AND DISCRIMINATION
o ANIMAL RIGHTS
o PRODUCT INTEGRITY AND MARKETING
o HUMAN RESOURCES ISSUES




----------------------------------

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 68

Item 23.          Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.
(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.
(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit
                  (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(8) Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(d)(10) Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 12, 2001.
(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.
(d)(12) Investment Advisory Agreement between Registrant and Toews Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(13) Investment Advisory Agreement between Registrant and Prospect Asset Management with respect to The Japan Smaller Companies Fund is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.
(d)(14) Investment Advisory Agreement dated August 13, 2001 between Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(15) Investment Sub-Advisory Agreement dated August 13, 2001 between Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.
(d)(16) Investment Advisory Agreement between Registrant and Cooke & Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2001.
(d)(17) Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(18) Investment Advisory Agreement between Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit
                  (d)(18) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(19) Investment Advisory Agreement between Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit
                  (d)(19) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(20) Investment Advisory Agreement between Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 55 to

                  Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(21) Investment Advisory Agreement between Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(22) Investment Advisory Agreement between Registrant and Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(23) Investment Advisory Agreement between Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(24)           Investment Advisory Agreement between Registrant and C.S.
                  McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(25) Investment Advisory Agreement between Registrant and Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(26) Investment Advisory Agreement between Registrant and Sirach Capital Management, Inc. is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(27) Investment Advisory Agreement between Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 30, 2002.
(d)(28) Investment Advisory Agreement between Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 9, 2002.
(d)(29) Investment Advisory Agreement between Registrant and McKinley Capital Management, Inc. is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 9, 2002.

(d)(30) Investment Advisory Agreement between Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 9, 2002.
(d)(31) Investment Advisory between Registrant and National City Investment Management Co. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 30, 2003.

(d)(32) Investment Advisory Agreement between Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 67 to Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 28, 2003.
(d)(33) Schedule dated February 19, 2003 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. on behalf of the Commerce Capital Treasury Obligations Money Market Fund is filed herewith.

(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.
(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(e)(4) Amended and Restated Distribution Agreement between Registrant and SEI Investments Distribution Co. dated November 12, 2002 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(f)               Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.

(g)(2) Amended Custodian Agreement between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit
                  (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.
(g)(3) Custodian Agreement between Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank is incorporated herein by reference to exhibit
                  (g)(4) of Post-Effective Amendment No.51 filed on June 14,
                  2002.
(g)(5) Custodian Agreement between Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 filed on April 30, 2003.

(g)(6) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between Registrant and National City Bank is filed herewith.

(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.
(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(10) Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A

                  (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(24) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(h)(25) LSV Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(26) HGK Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(26) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(27) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(h)(28) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(28) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(29) Cooke & Bieler, L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(29) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(30) Prospect Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(30) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(h)(31) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Sirach Portfolios is incorporated herein by reference to exhibit (h)(31) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(32) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 filed on August 30, 2002.
(h)(33) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(34) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 filed on August 30, 2002.
(h)(35) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(36) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 55 filed on August 30, 2002.
 (h)(37) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(38) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Rice, Hall, James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(39) Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Independence Small Cap Portfolio is incorporated herein by reference to exhibit (h)(39) of Post-Effective Amendment No. 55 filed on August 30, 2002.
(h)(40) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Acadian Emerging Markets

                  Portfolio is incorporated herein by reference to exhibit
                  (h)(40) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(41) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKee International Equity Portfolio is incorporated herein by reference to exhibit
                  (h)(41) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(42) Schedule to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. pertaining to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice, Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 51 filed on June 14, 2002.
(h)(43) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit
                  (h)(43) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(44) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKinley Large Cap Growth Fund is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(45) Schedule dated September 17, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(46) Schedule to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services pertaining to Commerce Bank is incorporated herein by reference to exhibit
                  (h)(46) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(47) Schedule to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services pertaining to the McKinley Funds is incorporated herein by reference to exhibit
                  (h)(47) of Post-Effective Amendment No. 59 filed on December 9, 2002.
(h)(48) Schedule to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services pertaining to the Chartwell Funds is incorporated herein by reference to exhibit
                  (h)(48) of Post-Effective Amendment No. 60 filed on December 20, 2002.

(h)(49) Commerce Capital Markets, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit
                  (h)(49) of Post-Effective Amendment No. 61 filed on January 17, 2003.
(h)(50) Amended and Restated Administration Agreement between the Registrant and SEI Investments Global Funds Services, dated November 12, 2002, is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(51) Licensing Agreement between the Registrant and Standard & Poor's pertaining to the Toews Funds is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(52) Licensing Agreement between the Registrant and the Nasdaq Stock Market, Inc. pertaining to the Toews Funds is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(53) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(53) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(54) Cooke & Bieler L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(55) LSV Asset Management Company Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(56) HGK Asset Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(56) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(57) Independence Investments, LLC Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(57) of Post-Effective Amendment No. 62 filed on February 28, 2003.
(h)(58) Prospect Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(58) of Post-Effective Amendment No. 62 filed on February 28, 2003.

(h)(59) Amended Schedule dated May 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation is incorportated herein by reference to exhibit
                  (h)(59) of Post-Effective Amendment No. 67 filed on August 28, 2003.
(h)(60) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorportated herein by reference to exhibit (h)(60) of Post-Effective Amendment No. 67 filed on August 28, 2003.
(h)(61) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services is incorportated herein by reference to exhibit (h)(61) of Post-Effective Amendment No. 67 filed on August 28, 2003.

(h)(62) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 filed on August 28, 2003.
(h)(63) Amendment dated February 19, 2003 to the Transfer Agency and Service Agreement dated November 30, 1994 between the Registrant and DST Systems, Inc. is filed herewith.
(h)(64) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated October 1, 2000 as amended and restated February 21, 2001 between the Registrant and Forum Shareholder Services, LLC is filed herewith.
(h)(65) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is filed herewith.
(i) Opinion and Consent of Counsel is incorporated by reference to exhibit (i) of Post-Effective Admendment No. 67 filed on August 28, 2003.

(j)               Not Applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(m)(3) Form of Distribution Plan for the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 56 filed on September 13, 2002.

(m)(4) Shareholder Servicing Plan for the McKinley Capital Large Cap Growth Fund is incorporated by reference to exhibit (m)(4) of PEA No. 67 filed on August 28, 2003.
(m)(5) Schedule dated November 12, 2002 to the Distribution Plan dated August 8, 1994 as amended August 14, 2000 for The Advisors' Inner Circle Fund is filed herewith.

(n)               Not Applicable.
(o)(1) Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(o)(2) Amended and restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit
                  (o)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(1) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit
                  (p)(1) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.

(p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(4) Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(6) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.
(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.
(p)(9) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.
(p)(10) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.
(p)(11) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.
(p)(12) Synovus Funds Investment Advisors Code of Ethics is incorporated herein by reference to exhibit (p)(12) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(13) Steinberg Priest Capital Management Co., Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(13) of the

                  Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(14) Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.
(p)(15) Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(16) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(17) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(18) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(19) Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(20) Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(21) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(22) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(23) Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(24) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(25) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.
(p)(26) McKinley Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2002.
(p)(27) Chartwell Investment Partners Code of Ethics is filed herein by reference to exhibit (p)(27) of the Registrant's Post-Effective Amendment No. 57 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 27, 2002.

(p)(28) National City Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 28, 2003.
(p)(29) Revised Sterling Capital Management LLC and Sterling Capital Distributors Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 28, 2003.
(p)(30) Revised AIG Capital Management Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 28, 2003.
(p)(31) Revised Chartwell Investment Partners Code of Ethics is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK Asset Management, Inc.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.



---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
---------------------------------------- -------------------------------------- --------------------------------------

AIG Capital Management Corp.
----------------------------
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
William Naughton Dooley, Director        American International Group, Inc.     Senior Vice President of Financial
                                         AIG Global Investment Corp (Europe)    Services
                                         Ltd.                                   Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Alan Latz, Director               AIG Funding, Inc.                      Director
                                         AIGTI, Inc.                            Director
                                         AIG Capital Partners                   Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Steven Bensinger, Director               American International Group, Inc.     Treasurer & Vice President

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Win Jay Neuger, Director and Chairman,   AIG Global Investment Corp.            Director, Chairman, CEO
CIO
                                         AIG Global Investment Fund             Director
                                         Management Limited.

                                         AIG Global Investment Group, Inc.      Director, Chairman, CEO
                                                                                Director

                                         American International Group, Inc.     Executive Vice President,
                                                                                Chief Investment Officer

                                         AIG Global Investment Corp,            Director
                                         (Europe), Ltd.
                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Helen Stefanis, Director, President      AIG Structured Products, Inc.          Vice President
                                         AIGTI, Inc.                            Vice President
                                         AIG Equity Sales Corp.                 Director
---------------------------------------- -------------------------------------- --------------------------------------
Richard S. Biegen, Compliance Officer    AIG Global Investment Group, Inc.      Vice President
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Neil Friedman,                           AIG Funding, Inc.                      Vice President & Comptroller
Vice President, Comptroller              AIGTI, Inc.                            Vice President & Comptroller
                                         AIG Capital Partners, Inc.             Vice President
                                         AIG Brandes, LLC                       Assistant Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
George Coheleach, Vice President,        AIG Funding, Inc.                      Vice President
Senior Portfolio Manager                 AIGTI, Inc.                            Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Edward Jay Lieber, Vice President,       AIG Funding, Inc.                      Vice President
Portfolio Manager                        AIGTI, Inc.                            Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew Buhse, Assistant Portfolio       AIG Funding, Inc.                      Assistant Portfolio Manager
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Peter Michael Yu,                        AIG Capital Partners, Inc.             Director, CEO, President
Managing Director, Vice President                                               Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------

First Manhattan Co.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior          Sequa Corporation                      Member, Board of Directors
Managing Director
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Senior Managing                          --                                      --
Director, General Counsel
---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, General Partner                         --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, General Partner                       --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, General Partner                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, General Partner                            --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, General Partner                        --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, General Partner                             --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------

LSV Asset Management Company
----------------------------
LSV Asset Management Company is an investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company 1 N. Wacker Drive, Chicago, Illinois 60606. LSV Asset Management Company is an investment adviser registered under the Advisers Act.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Partner, COO                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Andrei Shleifer, Partner                          Harvard University                   Professor of Economics
---------------------------------------- -------------------------------------- --------------------------------------

Sterling Capital Management Company
-----------------------------------
Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Mark Whitaker Whalen, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David Michael Ralston, Managing                           --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Alexander Worth McAlister, Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Eduardo Alejandro Brea, Managing                          --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Brian R. Walton, Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Mary Weeks Fountain, Director                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mark Montgomery, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Bridges, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rose Ezarsky, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Tony Corallo, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Clark, Director
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth Cotner, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Patrick Rau, Director                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael McVicker, Associate Director                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mary Chaney, Associate Director                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Will Thompson, Associate Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Jo Sisco, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------
Russ Duckworth, Associate Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cathy Sawyer, Associate Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Jamie McNeilis, Associate Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

Toews Corporation
-----------------
Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Portfolio and Toews Nasdaq-100 Hedged Index Portfolio. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. DiMarco, Associated Person                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Phillip R. Toews, President                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Alex J. Rigolizzo, Associated Person                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Randall D. Schroeder, Associated Person                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

Prospect Asset Management, Inc.
-------------------------------
Prospect Asset Management, Inc. is the investment adviser to the Prospect Japan Fund. The principal address of Prospect Asset Management, Inc. is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Wolf Reitsberger, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                          President
---------------------------------------- -------------------------------------- --------------------------------------

Synovus Fund Investment Advisors
--------------------------------
Synovus Fund Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Fund Investment Advisors is P.O. Box 23024, Columbus, GA 31902-1313.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Bill Perkins                             Synovus Securities, Inc.               CEO
Director                                 Synovus Trust Company                  Director
                                         Diamond Hill                           Director(2002 to present Advisory
                                         Global Asset Alternatives              Director(2002 to present)
---------------------------------------- -------------------------------------- --------------------------------------
George Flowers                           Synovus Trust Company                  President
President
---------------------------------------- -------------------------------------- --------------------------------------
Mark J. Brown                            Synovus Trust Company                  Senior Vice-President & CIO since
Senior Vice-President                                                           1996
---------------------------------------- -------------------------------------- --------------------------------------
Walter M. Deriso                         Security Bank and Trust                President & CEO (Jan. 1991-1997)
Chairman
                                         Security Bank and Trust                Chairman of the Board 1997 to present

                                         Synovus Financial Corp.                Vice Chairman Jan. 1997-present
---------------------------------------- -------------------------------------- --------------------------------------
A. Daniel Mallard                        Synovus Securities, Inc.               President
---------------------------------------- -------------------------------------- --------------------------------------

Steinberg Priest & Sloane Capital Management, LLC
-------------------------------------------------
Steinberg Priest & Sloane Capital Management, LLC is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest & Sloane Capital Management, LLC Inc is 12 East 49th Street, Suite 1202, New York, New York 10017.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982
Director
---------------------------------------- -------------------------------------- --------------------------------------
Steven L. Feld                           Financial Clearing Services Corp.      Vice President June 1985-January 1990
Managing Director                        Michael A. Steinberg & Co., Inc.       Vice President since August 1990
---------------------------------------- -------------------------------------- --------------------------------------
Mark H Strauss                           Michael A. Steinberg & Co., Inc.       Head Trader since October 1986
Head Trader, Director
---------------------------------------- -------------------------------------- --------------------------------------
Janet Kappenberg Navon                   Atlantic Asset Management Partners     Senior Vice President & Portfolio
Portfolio Manager & Analyst              LLC                                    Strategist July 1995-May 1998
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
William W. Priest, Jr., Managing         BEA Associates                         CEO, Chairman of the Executive
Partner, Portfolio Manager                                                      Committee, Managing Director and
                                                                                Portfolio Manager June 1992-Dec. 1997
                                         Credit Suisse Asset Management, LLC    CEO, Chairman of the Managing
                                                                                Committee, Managing Director and
                                                                                Portfolio Manager January 1998 -
                                                                                April 2000
---------------------------------------- -------------------------------------- --------------------------------------
David N. Pearl, Managing Director,       ING Baring Furman Selz                 Managing Director, from 1997-2001
Portfolio Manager                        Citibank Global Asset Management       Senior Portfolio Manager from 1994
                                                                                to 1997
---------------------------------------- -------------------------------------- --------------------------------------
Orest B. Stelmach, Managing Director,    The Carlyle Group                      Managing Director and High Yield
Portfolio Manager                                                               Portfolio Manager from 1999 to 2001
                                         TIG Holdings, Inc.                     Senior Vice President and CIO from
                                                                                1993 to 1999
---------------------------------------- -------------------------------------- --------------------------------------
Joseph W. Donaldson, Director, Senior    First Manhattan Co.                    Equity Analyst from 1999 to 2001
Analyst
                                         ING Baring Furman Selz                 Senior Analyst in 1998
---------------------------------------- -------------------------------------- --------------------------------------

Cooke & Bieler, LP
------------------
Cooke & Bieler, LP is the investment adviser to the C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio. The principal address of Cooke & Bieler, LP is 1700 Market Street, Philadelphia, PA 19103.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Sam Ballam III-  Partner                         Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Kermit S. Eck-  Partner                          Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
John J.Medveckis-  Partner                       Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Michael M. Meyer-  Partner                       Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
James R. Norris-  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
James R. O'Neal-  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Bruce A. Smith-  Partner                         Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Mehul Trivedi-  Partner                          Cooke & Bieler, Inc.                         Associate
---------------------------------------- -------------------------------------- --------------------------------------

Investment Counselors of Maryland, LLC
--------------------------------------
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.

------------------------------ --------------------------------- ---------------------------- ------------------------
                                                                                              CONNECTION WITH OTHER
    NAME                       POSITION WITH INVESTMENT ADVISER  NAME OF OTHER COMPANY        COMPANY
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stuart M. Christhilf, III  Principal - Director              NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Donald J. Hoelting         Principal - Director              NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Robert D. McDorman, Jr.    Principal - Director              NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Paul L. Borssuck           Principal                         NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Andrew L. Gilchrist        Principal                         NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    William V. Heaphy          Principal                         NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stephen T. Scott           Principal                         NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Simeon F. Wooten, III      Principal                         NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    James F. McAree            Senior Vice President             NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Linda L. Rosatelli         Vice President of Operations      NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    E. Matthew Waldron, III    Vice President of Marketing       NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Edward W. Brown, Jr.       Vice President                    NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Elizabeth A. Dannettel     Vice President                    NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Svietlana T. Franke        Vice President                    NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Christine C. Davis         Asst. VP & Operations Mang.       NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Wendy E. Brown             Portfolio Accountant              NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Kanda K. Harp              Marketing Associate               NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Caroline N. Johnson        Marketing Associate               NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    Joan Bielski               Admin. Assistant                  NA                           NA
------------------------------ --------------------------------- ---------------------------- ------------------------
    David C. Hegger            Director                          Old Mutual (US) Holdings,    Senior Vice President
                                                                 Inc.
------------------------------ --------------------------------- ---------------------------- ------------------------

Acadian Asset Management, Inc.
------------------------------
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                       None                                   None
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                    None                                   None
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                    None                                   None
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                    None                                   None
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                              None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------

Rice Hall James & Associates
----------------------------
Rice Hall James & Associates is the investment adviser to the Rice Hall James Micro Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.

-------------------------------------------- ---------------------------------- --------------------------------------
Name and Position with Investment Adviser    Name of Other Company              Connection with Other Company
-------------------------------------------- ---------------------------------- --------------------------------------
Thao Buu-Hoan, Partner                                     None
-------------------------------------------- ---------------------------------- --------------------------------------
Kevin Hamilton, Partner                         Messner & Smith Investment                Former employer -
                                                        Management                      Joined RHJ 1/22/2002
-------------------------------------------- ---------------------------------- --------------------------------------
Charles G. King, Partner                                   None
-------------------------------------------- ---------------------------------- --------------------------------------
Peter Krzyzek, Partner                                     None
-------------------------------------------- ---------------------------------- --------------------------------------
Thomas  McDowell, Partner                                  None
-------------------------------------------- ---------------------------------- --------------------------------------
Gary S. Rice, Partner                                      None
-------------------------------------------- ---------------------------------- --------------------------------------
Douglas Sheres, Partner                                    None
-------------------------------------------- ---------------------------------- --------------------------------------
David P. Tessmer, Partner                                  None
-------------------------------------------- ---------------------------------- --------------------------------------
Timothy A. Todaro, Partner                                 None
-------------------------------------------- ---------------------------------- --------------------------------------
Patricia A. Urbonya, Partner                               None
-------------------------------------------- ---------------------------------- --------------------------------------

-------------------------------------------- ---------------------------------- --------------------------------------

C.S. McKee, LLP
---------------
C.S. McKee, LLP is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, LLP is One Gateway Center, Pittsburgh, PA 15222.

------------------------------------------------ ------------------------------------------- -------------------------
Name and Position with Investment Adviser        Name of Other Company                       Connection with Other
                                                                                             Company
------------------------------------------------ ------------------------------------------- -------------------------
Eugene M. Natali, President
------------------------------------------------ ------------------------------------------- -------------------------
Gregory M. Melvin, EVP, CIO                      Dartmouth Capital Advisor's Inc.                   President
------------------------------------------------ ------------------------------------------- -------------------------
Norman S. Allan, Exec. EVP
------------------------------------------------ ------------------------------------------- -------------------------
Lloyd F. Stamy, Jr., SVP
------------------------------------------------ ------------------------------------------- -------------------------
Joseph A. Buongiorno, SVP
------------------------------------------------ ------------------------------------------- -------------------------
Boyd M. Hanson, VP
------------------------------------------------ ------------------------------------------- -------------------------
Jack P. White, VP
------------------------------------------------ ------------------------------------------- -------------------------
Brian S. Allen, VP
------------------------------------------------ ------------------------------------------- -------------------------
Bryan R. Johanson, VP
------------------------------------------------ ------------------------------------------- -------------------------
Suda Vatsan, VP
------------------------------------------------ ------------------------------------------- -------------------------
Amit Dugar, Terminated 5/31/02                                                               Information Unavailable
------------------------------------------------ ------------------------------------------- -------------------------
Robert A. McGee, VP
------------------------------------------------ ------------------------------------------- -------------------------
Nicholas A. Navari, AVP
------------------------------------------------ ------------------------------------------- -------------------------
Christy S. Brenza, VP
------------------------------------------------ ------------------------------------------- -------------------------
William J. Andrews, VP
------------------------------------------------ ------------------------------------------- -------------------------
Eugene M. Natali, Jr.
    Third Party Solicitor
------------------------------------------------ ------------------------------------------- -------------------------

Independence Investment, LLC
----------------------------
Independence Investment, LLC is the investment adviser to the Independence Small Cap Portfolio. The principal address of Independence Investment, LLC is 53 State Street, Exchange Place, Boston, MA 02109.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Mark C. Lapman, Chairman of the Board    n/a                                    n/a
and President
---------------------------------------- -------------------------------------- --------------------------------------
John S. Montgomery, Executive Vice       n/a                                    n/a
President
---------------------------------------- -------------------------------------- --------------------------------------
Miriam F. Cooper, Executive Vice         n/a                                    n/a
President, Chief Operating Officer
---------------------------------------- -------------------------------------- --------------------------------------
William P. Callan, Executive Vice        n/a                                    n/a
President
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Bradford S. Greenleaf, Senior Vice       n/a                                    n/a
President
---------------------------------------- -------------------------------------- --------------------------------------
Paul F. McManus, Executive Vice          n/a                                    n/a
President
---------------------------------------- -------------------------------------- --------------------------------------
William S. Baughman, Senior Vice         n/a                                    n/a
President
---------------------------------------- -------------------------------------- --------------------------------------
Joanne P. Acford, Director               John Hancock  Life Insurance Company   Senior Vice President and Deputy
                                                                                General Counsel
---------------------------------------- -------------------------------------- --------------------------------------
John M. DeCiccio, Director               John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President and Chief
                                                                                Investment Officer & Director
---------------------------------------- -------------------------------------- --------------------------------------
Maureen R. Ford, Director                John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President
                                         John Hancock Advisers, LLC and The     Chairman, Director and Chief
                                         Berkley Group Executive Officer
                                         John Hancock Funds
                                                                                Chairman, President and Chief
                                                                                Executive Officer
---------------------------------------- -------------------------------------- --------------------------------------
Klaus O. Shigley, Director               John Hancock Life Insurance Company    Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Gregory P. Winn, Director                John Hancock Life Insurance Company    Vice President and Treasurer
---------------------------------------- -------------------------------------- --------------------------------------

Analytic Investors, Inc.
------------------------
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 700 South Flower Street, Suite 400, Los Angeles, CA 90017.

------------------------------- ------------------------------------------ -----------------------------------------------------
Name and Position with          Name of Other Company                      Connection with Other Company
Investment Adviser
------------------------------- ------------------------------------------ -----------------------------------------------------
Dr. Roger Glen Clarke,          Ensign Peak Advisors                       President(September 1997-present)
Chairman                        Bonneville Holding Corporation             Director (January 2000-present)
                                Deseret Trust Company                      Director(September 1996-present)
                                Analytic/TSA Investors, Inc.               Chariman (April 1998-January 2001)
                                OHSF Hedge MGP I, Inc.                     Director (November 1999-December 2000)
------------------------------- ------------------------------------------ -----------------------------------------------------
Harindra de Silva, Director     Analytic US Market Neutral, Ltd.           Director (January 1999-present)
and President                   Analytic US Market Offshore Master, Ltd.   Director (November 2000-present)
                                Analytic/TSA Investors, Inc.               President (April 1998-January 2001)
------------------------------- ------------------------------------------ -----------------------------------------------------
Marie Nastasi Arlt,             Analytic/TSA Investors, Inc.               Treasurer, Principal, Vice President
Treasurer, Vice President,
Chief Operating Officer and
Corporate Secretary
------------------------------- ------------------------------------------ -----------------------------------------------------
Scott F. Powers, Director       Old Mutual US Holdings, Inc.               Executive Officer
                                Old Mutual Asset Managers (US) LLC         Executive Officer
                                Mellon Institutional                       Executive Vice President-Sales, Marketing and
                                                                           Product Development
------------------------------- ------------------------------------------ -----------------------------------------------------

Chicago Asset Management Company
--------------------------------
Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, Suite 400, Chicago, IL 60602.

------------------------------- ------------------------------- ---------------------------- ----------------------------
                                Position with Investment        Name of Other Company        Connection with Other
Employee Name                   Adviser                                                      Company
------------------------------- ------------------------------- ---------------------------- ----------------------------
Jon F. Holsteen                       Principal/Chairman                   None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
William W. Zimmer                    Principal/President                   None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
Thomas F. Harmon                    Principal/Senior V.P.                  None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
Donna L. Minnich                    Principal/Senior V.P.                  None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
Gary R. Dhein                       Principal/Senior V.P.                  None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
Frank F. Holsteen                   Principal/Senior V.P.                  None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
J. Scott Sindelar                   Principal/Senior V.P.                  None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
Leslie D. Makovic                  Principal/Vice President                None                          N/A
------------------------------- ------------------------------- ---------------------------- ----------------------------
Peter L. Goldman                    Principal/Senior V.P.             Vincent Capital             Managing Member*
------------------------------- ------------------------------- ---------------------------- ----------------------------

* Currently his company has no business/clients.

Cambiar Investors LLC
---------------------
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund and the Cambiar International Equity Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Brian M. Barish, President, Director                     None
Research
---------------------------------------- -------------------------------------- --------------------------------------
Nancy H. Wigton, Principal, Director                     None
Marketing
---------------------------------------- -------------------------------------- --------------------------------------
Michael J. Gardner, Principal                    Mountain States Bank           Board of Directors - effective
                                                                                         April 2002
---------------------------------------- -------------------------------------- --------------------------------------
Maria L. Azari, Principal                                None
---------------------------------------- -------------------------------------- --------------------------------------
Anna A. Aldrich, Principal                               None
---------------------------------------- -------------------------------------- --------------------------------------
Julie Goodrum, Vice President                            None
---------------------------------------- -------------------------------------- --------------------------------------
Christine M. Simon, Vice President,                      None
Director Operations & Finance
---------------------------------------- -------------------------------------- --------------------------------------
Tim Beranek, Vice President                              None
---------------------------------------- -------------------------------------- --------------------------------------
Karl Engelmann, Vice President                           None
---------------------------------------- -------------------------------------- --------------------------------------
Rod Hostetler, Vice President                            None
---------------------------------------- -------------------------------------- --------------------------------------
Carol VanSickle,Vice President                           None
---------------------------------------- -------------------------------------- --------------------------------------

Fiduciary Management Associates, LLC
------------------------------------
Fiduciary Management Associates, LLC is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, III, Senior Managing     Greentech                              Advisory Board-Director
Director                                 Vista Petroleum                        Advisory Board
---------------------------------------- -------------------------------------- --------------------------------------
Kathryn A. Vorisek, Senior Managing      None                                   None
Director
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, IV, Managing Director    None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Terry B. French, Managing Director       None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
David J. Meyer, Managing Director        None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Lloyd J. Spicer, Managing Director       None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Robert W. Thornburgh, Managing Director  None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Nancy A. Boeselager, Director            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Edward S. Borland, Director              None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Holly R. Carlini, Director               None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Ann T. Durkin, Director                  None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Michael P. Gasparac, Director            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Andrew S. Hadland, Director              None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Greeta E. Hootman, Director              None                                   None
---------------------------------------- -------------------------------------- --------------------------------------

Thompson, Siegel & Walmsley, Inc.
---------------------------------
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity, TS&W International Equity and TS&W Fixed Income Portfolios. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, VA 23230.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Matthew G. Thompson,                                      N/A                                    N/A
President
---------------------------------------- -------------------------------------- --------------------------------------
Horace P. Whitworth,                                      N/A                                    N/A
Vice President, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Lawrence Gibson, Secretary                                N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Cheryl Mounce, Treasurer                                  N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Scott Powers, Director                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

Sirach Capital Management, Inc.
-------------------------------
Sirach Capital Management, Inc. is the investment adviser to the Sirach Equity, Sirach Growth, Sirach Special Equity, Sirach Bond and Sirach Strategic Balanced Portfolios. The principal address of Sirach Capital Management, Inc. is 520 Pike Street, Suite 2800, Seattle, WA 95101.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------

Commerce Capital Markets, Inc.
------------------------------
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, PA 19103.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Vincent J. Stafford, President/CEO       Commerce Capital Investments, Inc      President/CEO
---------------------------------------- -------------------------------------- --------------------------------------
Douglas J. Pauls, Director               Commerce Bancorp, Inc                  Chief Financial Officer
---------------------------------------- -------------------------------------- --------------------------------------
Terry Malloy, Secretary/CFO              Commerce Capital Investments, Inc      Secretary/CFO
---------------------------------------- -------------------------------------- --------------------------------------
David Thompson, Director                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Maria F. Lutzker                         Commerce Capital Investments, Inc      Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------

McKinley Capital Management, Inc.
---------------------------------
McKinley Capital Management, Inc. is the investment adviser to the McKinley Capital Large Cap Growth Fund. The principal address of McKinley Capital Management, Inc. is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert B. Gillam, President, Chief         1. McKinley Partners, LLC            1. Manager
Investment Officer, Director               2. McKinley  Offshore  Management,   2. Director
                                              Ltd.                              3. Registered Representative
                                           3. Williams Financial Group
---------------------------------------- -------------------------------------- --------------------------------------
Diane Wilke, Executive Vice President,     1. McKinley  Offshore  Management,   1. Director
Chief Operating Officer, Director             Ltd.                              2. Registered Representative
                                           2. Williams Financial Group
---------------------------------------- -------------------------------------- --------------------------------------
Tamara Leitis, Assistant Vice President    Williams Financial Group             Registered Representative
---------------------------------------- -------------------------------------- --------------------------------------
B. Thomas Willison, Director (Chairman)    None
---------------------------------------- -------------------------------------- --------------------------------------

Chartwell Investment Partners
-----------------------------
Chartwell Investment Partners is the investment adviser to the Chartwell Large Cap Core Fund and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name                            Position with Investment     Name of Other Company        Connection with Other
                                Adviser                                                   Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
Edward N. Antoian               Managing Partner, Senior               Zeke LP            General Partner, Portfolio
                                Portfolio Mgr                                                       Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio
George H. Burwell               Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior
David C. Dalrymple              Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Chief Financial        Chartwell Dividend &            Vice President
G. Gregory Hagar                Officer                           Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                Chartwell Dividend &        President, Chairman and
Winthrop S. Jessup              Managing Partner, Chairman        Income Fund, Inc.                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio
Michael D. Jones                Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
Michael J. McCloskey            Managing Partner, President
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Kevin A. Melich                 Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of
Michael J. Nalevanko            Equity Trading
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior
Harold A. Ofstie                Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of            Chartwell Dividend &            Vice President
Maria E. Pollack                Client Administration             Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Chief         Chartwell Dividend &          Vice President and
Timothy J. Riddle               Executive Officer                 Income Fund, Inc.                Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Bernard P. Schaffer             Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of Fixed      Chartwell Dividend &            Vice President
Leslie M. Varrelman             Income                            Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio
Babak Zenouzi                   Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------

National City Investment Management Co.
---------------------------------------
National City Investment Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of National City Investment Management Co. is 1900 East Ninth Street, Cleveland, OH 44114.

------------------------------------------------------- -------------------------------- -----------------------------
NAME & POSITION WITH INVESTMENT ADVISER                                                     CONNECTION WITH OTHER
                                                             NAME OF OTHER COMPANY                 COMPANY
------------------------------------------------------- -------------------------------- -----------------------------
                Paul Clark - Director                      National Processing Corp.               Director
------------------------------------------------------- -------------------------------- -----------------------------
                                                          National City Mortgage Co.               Director
------------------------------------------------------- -------------------------------- -----------------------------

CB Investment Managers, LLC
---------------------------
CB Investment Managers, LLC is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, Kentucky 40507.

------------------------------------------------------- -------------------------------- -----------------------------
NAME & POSITION WITH INVESTMENT ADVISER                     NAME OF OTHER COMPANY         CONNECTION WITH OTHER
                                                                                                  COMPANY
------------------------------------------------------- -------------------------------- -----------------------------
David L. Harris, Officer                                     Central Bank & Trust          Executive Vice President
------------------------------------------------------- -------------------------------- -----------------------------
R. Kevin Stortzum, Officer                                   Central Bank & Trust               Vice President
------------------------------------------------------- -------------------------------- -----------------------------
Marcia Wade, Officer                                         Central Bank & Trust               Vice President
------------------------------------------------------- -------------------------------- -----------------------------

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         STI Classic Funds                                    May 29, 1992
         The Arbor Fund                                       January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         STI Classic Variable Trust                           August 18, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         HighMark Funds                                       February 15, 1997
         Expedition Funds                                     June 9, 1997

         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         iShares Inc.                                         January 28, 2000
         iShares Trust                                        April 25, 2000
         Pitcairn Funds                                       August 1, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         The MDL Funds                                        January 24, 2001
         Causeway Capital Management Trust                    September 20, 2001
         The Japan Fund, Inc.                                 October 7, 2002
         TT International U.S.A. Master Trust                 October 6, 2003
         TT International U.S.A. Feeder Trust                 October 6, 2003

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       -------------------                                          ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --

Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M. McCullough    Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:


       First Union National Bank              Union Bank of California
       125 Broad Street                       475 Sansome Street, 15th Floor
       Philadelphia, PA 19109                 San Francisco, California 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:


                  SEI Investments Global Funds Services
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Capital Management Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  LSV Asset Management Company
                  1 North Wacker Drive
                  Chicago, IL 60606

                  Sterling Capital Management Company
                  One First Union Center
                  301 S. College Street, Suite 3200
                  Charlotte, NC 28202

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synovus Fund Investment Advisors
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Priest & Sloane Capital Management, LLC 12 East 49th Street, Suite 1202
                  New York, New York 10017

                  Cooke & Bieler, LP
                  1700 Market Street
                  Philadelphia, PA 19103

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, MD 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, MA 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, CA 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, PA 15222

                  Independence Investment, LLC
                  53 State Street, Exchange Place
                  Boston, MA 02109

                  Analytic Investors, Inc.
                  700 South Flower Street, Suite 400
                  Los Angeles, CA 90017

                  Chicago Asset Management Company
                  70 West Madison Street, Suite 400
                  Chicago, IL 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, CO 80206

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, IL 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, VA 23230

                  Sirach Capital Management, Inc.
                  520 Pike Street, Suite 2800
                  Seattle, WA 95101

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, PA 19103

                  McKinley Capital Management, Inc.
                  3301 C Street, Suite 500
                  Anchorage, AK 99503

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, PA 19312

                  National City Investment Management Company
                  1900 East Ninth Street
                  Cleveland, OH 44114

                  CB Investment Managers, LLC
                  300 West Vine Street
                  Lexington, KY 40507.

Item 29.  Management Services: None.
Item 30.  Undertakings: None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 68 to Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 29th day of December 2003.

                                         THE ADVISORS' INNER CIRCLE FUND

                                         By: /s/  James F. Volk
                                            ---------------------------------
                                            James F. Volk, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                         *                                    Trustee                   December 29, 2003
--------------------------------------------
John T. Cooney

                         *                                    Trustee                   December 29, 2003
--------------------------------------------
William M. Doran

                         *                                    Trustee                   December 29, 2003
--------------------------------------------
Robert A. Nesher

                         *                                    Trustee                   December 29, 2003
--------------------------------------------
Robert A. Patterson

                         *                                    Trustee                   December 29, 2003
--------------------------------------------
Eugene Peters

                         *                                    Trustee                   December 29, 2003
--------------------------------------------
George J. Sullivan, Jr.

                         *                                    Trustee                   December 29, 2003
--------------------------------------------
James M. Storey

/s/ James F. Volk                                             President                 December 29, 2003
--------------------------------------------
James F. Volk

                     *                                        Controller &              December 29, 2003
--------------------------------------------                  Chief Financial Officer
Jennifer Spratley


*By: /s/ James F. Volk
     ------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints William Zitelli, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James F. Volk                                 Date: November 18, 2003
-------------------------------------                   ------------------------
James F. Volk
President

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Peter Golden                                  Date: November 18, 2003
-------------------------------------                   ------------------------
Peter Golden
Controller and Chief Financial Officer

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Nesher                              Date: November 18, 2003
-------------------------------------                   ------------------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ John T. Cooney                                Date: November 18, 2003
-------------------------------------                   ------------------------
John T. Cooney
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William  M. Doran                             Date: November 18, 2003
-------------------------------------                   ------------------------
William M. Doran
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Patterson                           Date: November 18, 2003
-------------------------------------                   ------------------------
Robert A. Patterson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Eugene B. Peters                              Date: November 21, 2003
-------------------------------------                   ------------------------
Eugene B. Peters
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James M. Storey                               Date: November 18, 2003
-------------------------------------                   ------------------------
James M. Storey
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ George J. Sullivan, Jr.                       Date: November 19, 2003
-------------------------------------                   ------------------------
George J. Sullivan, Jr.
Trustee

1-WA/2079892.1

                         THE ADVISORS' INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and William Zitelli, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Jennifer Spratley                             Date: November 19, 2003
-------------------------------------                   ------------------------
Jennifer Spratley
Treasurer and Chief Financial Officer

                                  EXHIBIT INDEX

Exhibit No.

EX-99.D33         Schedule dated February 19, 2003 to the Investment Advisory
                  Agreement dated September 3, 2002 between Registrant and
                  Commerce Capital Markets, Inc. on behalf of the Commerce
                  Capital Treasury Obligations Money Market Fund is filed
                  herewith.
EX-99.G6          Amended Fee Schedule dated February 19, 2003 to the Custody
                  Agreement dated February 3, 2003 between the Registrant
                  and National City Bank is filed herewith.
EX-99.H63         Amendment dated February 19, 2003 to the Transfer Agency and
                  Service Agreement dated November 30, 1994 between the
                  Registrant and DST Systems is filed herewith.
EX-99.H64         Amendment dated May 20, 2003 to the Transfer Agency and
                  Service Agreement dated October 1, 2000 as amended and
                  restated February 21, 2001 between the Registrant and Forum
                  Shareholder Services, LLC is filed herewith.
EX-99.H65         Amendment dated May 20, 2003 to the Transfer Agency and
                  Service Agreement dated January 15, 2003 between the
                  Registrant and State Street Bank and Trust Company is filed herewith.
EX-99.M5          Schedule dated  November 12, 2002 to the  Distribution
                  Plan dated August 8, 1994 as amended August 14, 2000 for The
                  Advisors' Inner Circle Fund is filed herewith.
EX-99.P31         Revised Chartwell Investment Partners Code of Ethics is
                  filed herewith.